UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-04642

                    Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

100 Pearl Street

                    Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                    Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 367-5877

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

VIRTUS VARIABLE INSURANCE TRUST

SEMIANNUAL REPORT

Virtus Capital Growth Series

Virtus Equity Trend Series

Virtus Growth & Income Series

Virtus International Series

Virtus Multi-Sector Fixed Income Series

Virtus Real Estate Securities Series

Virtus Small-Cap Growth Series

Virtus Small-Cap Value Series

Virtus Strategic Allocation Series

June 30, 2016

Statement of Additional Information (“SAI”) supplement applicable to the Series appears at the back of this semiannual report.

The Semiannual Report describes one or more Series available for underlying investment through your variable contract. For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.	Not FDIC Insured No Bank Guarantee May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Series voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-367-5877. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Series with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

MESSAGE TO SHAREHOLDERS

Dear Virtus Variable Insurance Trust Investors:

I am pleased to present this semiannual report that reviews the performance of your series for the six months ended June 30, 2016.

Global markets were subject to sharp volatility at both the beginning and end of the period. Equities plummeted in the first six weeks of 2016, but stabilizing oil prices and the Federal Reserve’s softened stance on rate hikes this year sparked a rally in mid-February that lasted into June. The period was marked by the surprising outcome of the U.K.’s “Brexit” vote on June 23 to leave the European Union, which triggered an immediate selloff that was largely short-lived. By the end of June, U.S. equity markets had recovered much of their losses, and the six-month period was positive for many asset classes.

For the six months ended June 30, 2016, U.S. large-cap stocks outperformed U.S. small-cap stocks, as measured by the 3.84% and 2.22% returns of the S&P 500® Index and Russell 2000® Index, respectively. Within international equities, emerging market stocks returned 6.41%, as measured by the MSCI Emerging Markets Index (net), while developed market stocks declined 4.42%, as measured by the MSCI EAFE® Index (net).

Demand for U.S. Treasuries was strong, driven by foreign investors seeking safe havens and yield in the global negative interest rate environment. The 10-year U.S. Treasury was yielding 1.49% on June 30, 2016, down from 2.27% on October 31, 2015. For the six months ended June 30, 2016, the broader U.S. fixed income market, as represented by the Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, gained 5.31%, while non-investment grade bonds rose 9.06%, as measured by the Barclays U.S. Corporate High Yield Bond Index.

The strength of the global economy will likely remain a leading concern for markets in the months ahead, and investors will watch with great interest the actions of the Fed and other major central banks. The U.S. economy’s continued growth, as evidenced by recent strong jobs, housing, and consumer spending data, should give investors reason for optimism, but future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to both traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your variable investment portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-367-5877. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Variable Insurance Trust

August 2016

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

KEY INVESTMENT TERMS

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Barclays U.S. Corporate High Yield Bond Index

The Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange-Traded Fund (ETF)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the Fed)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Payment-in-Kind Security (PIK)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

VIRTUS VARIABLE INSURANCE TRUST

Disclosure of Series Expenses (Unaudited)

For the six-month period of January 1, 2016 to June 30, 2016

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Series (each a “Series”) of Virtus Variable Insurance Trust (the “Trust”), you incur ongoing costs including investment advisory fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Series and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates a Series’ costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, your costs would have been higher.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During Period*
Capital Growth Series
Actual
Class A	$1,000.00	$972.30	1.04%	$5.10

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.69	1.04	5.22
Equity Trend Series
Actual
Class A	$1,000.00	$979.80	1.70%	$8.37
Class I	1,000.00	980.80	1.45	7.14

Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.41	1.70	8.52
Class I	1,000.00	1,017.65	1.45	7.27
Growth & Income Series
Actual
Class A	$1,000.00	$979.20	0.99%	$4.87

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.94	0.99	4.97
International Series
Actual
Class A	$1,000.00	$964.60	1.18%	$5.76
Class I	1,000.00	965.60	0.93	4.55

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.00	1.18	5.92
Class I	1,000.00	1,020.24	0.93	4.67
Multi-Sector Fixed Income Series
Actual
Class A	$1,000.00	$1,066.00	0.94%	$4.83
Class I	1,000.00	1,067.40	0.69	3.55

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.19	0.94	4.72
Class I	1,000.00	1,021.43	0.69	3.47
Real Estate Securities Series
Actual
Class A	$1,000.00	$1,122.80	1.17%	$6.18
Class I	1,000.00	1,124.40	0.92	4.86

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.05	1.17	5.87
Class I	1,000.00	1,020.29	0.92	4.62
Small-Cap Growth Series
Actual
Class A	$1,000.00	$1,095.20	1.20%	$6.25
Class I	1,000.00	1,096.60	0.95	4.95

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.90	1.20	6.02
Class I	1,000.00	1,020.14	0.95	4.77

VIRTUS VARIABLE INSURANCE TRUST

Disclosure of Series Expenses (Unaudited) (Continued)

For the six-month period of January 1, 2016 to June 30, 2016

Expense Table
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During Period*
Small-Cap Value Series
Actual
Class A	$1,000.00	$1,111.10	1.21%	$6.35

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.85	1.21	6.07
Strategic Allocation Series
Actual
Class A	$1,000.00	$1,007.60	0.99%	$4.94

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.94	0.99	4.97

*	Expenses are equal to the relevant Series’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. Exceptions noted below.

A Series may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about a Series’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, including contractual charges associated with the separate account, refer to the Series prospectus and the contract prospectus.

VIRTUS VARIABLE INSURANCE TRUST

Portfolio Holdings Summary Weightings

June 30, 2016 (Unaudited)

For each Series, the following tables present portfolio holdings within certain sectors and as a percentage of total investments attributable to each sector.

Capital Growth Series

Information Technology	34%
Consumer Discretionary	27
Health Care	15
Consumer Staples	14
Energy	5
Industrials	2
Materials	2
Financials	1

Total	100%

Equity Trend Series

Consumer Discretionary	24%
Information Technology	12
Health Care	12
Financials	11
Consumer Staples	11
Industrials	11
Materials	11
Other	8

Total	100%

Growth & Income Series

Information Technology	22%
Consumer Discretionary	16
Industrials	16
Health Care	12
Financials	12
Consumer Staples	8
Energy	5
Other (includes short-term investments)	9

Total	100%

International Series

Consumer Discretionary	15%
Information Technology	12
Telecommunication Services	12
Financials	11
Consumer Staples	10
Health Care	9
Materials	8
Other (includes short-term investments)	23

Total	100%

Multi-Sector Fixed Income Series

Corporate Bonds and Notes		51%
Financials	17%
Energy	10
Consumer Discretionary	6
Total of all others	18
Mortgage-Backed Securities		21
Foreign Government Securities		11
Loan Agreements		7
Asset-Backed Securities		4
Preferred Stock		3
Other		3

Total		100%

Real Estate Securities Series

Office	13%
Regional Malls	12
Apartments	12
Shopping Centers	11
Data Centers	10
Industrial	9
Health Care	9
Self Storage	8
Other (includes short-term investments)	16

Total	100%

Small-Cap Growth Series

Information Technology	33%
Industrials	17
Consumer Discretionary	13
Financials	11
Consumer Staples	9
Health Care	9
Materials	4
Short-term investments	4

Total	100%

Small-Cap Value Series

Financials	25%
Information Technology	25
Industrials	22
Consumer Discretionary	11
Consumer Staples	10
Health Care	4
Energy	3

Total	100%

Strategic Allocation Series

Common Stock		58%
Information Technology	13%
Consumer Discretionary	10
Health Care	9
Total of all other common stock sectors	26
Corporate Bonds and Notes		19
Financials	9%
Energy	2
Total of all other corporate bond sectors	8
Mortgage-Backed Securities		13
Asset-Backed Securities		2
U.S. Government Securities		2
Municipal Bonds		1
Foreign Government Securities		1
Other (includes short-term investments)		4

Total		100%

VIRTUS CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.4%

Consumer Discretionary—27.2%
Amazon.com, Inc.(2)	10,470	$7,492
Ctrip.Com International Ltd. ADR(2)	43,200	1,780
Home Depot, Inc. (The)	46,768	5,972
Las Vegas Sands Corp.	115,582	5,026
Netflix, Inc.(2)	36,420	3,332
NIKE, Inc. Class B	126,735	6,996
Priceline Group, Inc. (The)(2)	4,339	5,417
Ross Stores, Inc.	79,887	4,529
Starbucks Corp.	136,358	7,789
TripAdvisor, Inc.(2)	61,612	3,961

		52,294

Consumer Staples—13.8%
Colgate-Palmolive Co.	37,937	2,777
Costco Wholesale Corp.	26,091	4,097
Estee Lauder Cos., Inc. (The) Class A	25,157	2,290
Mead Johnson Nutrition Co.	46,311	4,203
Monster Beverage Corp.(2)	46,215	7,427
Philip Morris International, Inc.	56,981	5,796

		26,590

Energy—5.3%
Cabot Oil & Gas Corp.	76,593	1,972
Core Laboratories N.V.	27,496	3,406
Pioneer Natural Resources Co.	17,450	2,639
Schlumberger Ltd.	27,269	2,156

		10,173

Financials—0.9%
Charles Schwab Corp. (The)	71,407	1,807

Health Care—14.5%
Amgen, Inc.	7,882	1,199
BioMarin Pharmaceutical, Inc.(2)	42,396	3,298
Bristol-Myers Squibb Co.	87,963	6,470
Celgene Corp.(2)	51,169	5,047
Danaher Corp.	42,307	4,273
Gilead Sciences, Inc.	47,820	3,989
Zoetis, Inc.	74,894	3,555

		27,831

Industrials—2.2%
Roper Technologies, Inc.	24,852	4,239

Information Technology—33.6%
Accenture plc Class A	28,301	3,206
Alibaba Group Holding Ltd. Sponsored ADR(2)	81,078	6,448
Alphabet, Inc. Class A(2)	7,039	4,952
Amphenol Corp. Class A	94,534	5,420
Apple, Inc.	21,973	2,101
CoStar Group, Inc.(2)	16,500	3,608
Facebook, Inc. Class A(2)	164,692	18,821
Fleetmatics Group plc(2)	59,718	2,588
Paycom Software, Inc.(2)	56,152	2,426

	SHARES	VALUE
Information Technology—continued
Visa, Inc. Class A	94,538	$7,012
Workday, Inc. Class A(2)	50,590	3,778
Yandex N.V. Class A(2)	190,775	4,168

		64,528

Materials—1.9%
Ecolab, Inc.	30,554	3,624
TOTAL COMMON STOCKS
(Identified Cost $125,726)		191,086
TOTAL LONG TERM INVESTMENTS—99.4%
(Identified Cost $125,726)		191,086
TOTAL INVESTMENTS—99.4%
(Identified Cost $125,726)		191,086	(1)
Other assets and liabilities, net—0.6%		1,081

NET ASSETS—100.0%		$192,167

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
United States	94%
China	4
Russia	2
Total	100%
† % of total investments as of June 30, 2016

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2016	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$191,086	$191,086

Total Investments	$191,086	$191,086

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

See Notes to Financial Statements

VIRTUS EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.6%

Consumer Discretionary—23.5%
Advance Auto Parts, Inc.	83	$13
Amazon.com, Inc.(2)	90	64
AutoNation, Inc.(2)	83	4
AutoZone, Inc.(2)	36	29
CarMax, Inc.(2)	223	11
Chipotle Mexican Grill, Inc.(2)	14	6
Comcast Corp. Class A	888	58
Darden Restaurants, Inc.	40	3
Dollar General Corp.	256	24
Dollar Tree, Inc.(2)	210	20
Expedia, Inc.	32	3
Gap, Inc. (The)	190	4
Genuine Parts Co.	818	83
Hasbro, Inc.	457	38
Home Depot, Inc. (The)	434	55
Horton (D.R.), Inc.	1,005	32
Interpublic Group of Cos., Inc. (The)	1,049	24
L Brands, Inc.	200	13
Leggett & Platt, Inc.	575	29
Lennar Corp. Class A	576	27
Lowe’s Cos., Inc.	315	25
Mattel, Inc.	1,215	38
McDonald’s Corp.	299	36
Mohawk Industries, Inc.(2)	274	52
Netflix, Inc.(2)	101	9
Newell Rubbermaid, Inc.	1,738	84
NIKE, Inc. Class B	1,271	70
O’Reilly Automotive, Inc.(2)	101	27
Omnicom Group, Inc.	672	55
Priceline Group, Inc. (The)(2)	16	20
PulteGroup, Inc.	1,011	20
Ross Stores, Inc.	309	18
Starbucks Corp.	466	27
Target Corp.	528	37
Time Warner, Inc.	245	18
TJX Cos., Inc. (The)	518	40
TripAdvisor, Inc.(2)	24	2
Twenty-First Century Fox, Inc. Class A	345	9
Twenty-First Century Fox, Inc. Class B	127	4
Urban Outfitters, Inc.(2)	74	2
Viacom, Inc. Class B	102	4
Walt Disney Co. (The)	428	42
Wynn Resorts Ltd.	875	79
Yum! Brands, Inc.	126	10

		1,268

Consumer Staples—11.0%
Altria Group, Inc.	500	34
Brown-Forman Corp. Class B	225	22
Campbell Soup Co.	51	3
Coca-Cola Co. (The)	822	37
ConAgra Foods, Inc.	127	6
Constellation Brands, Inc. Class A	395	65
CVS Health Corp.	455	44

	SHARES	VALUE
Consumer Staples—continued
Dr. Pepper Snapple Group, Inc.	38	$4
General Mills, Inc.	180	13
Hershey Co. (The)	40	4
Hormel Foods Corp.	88	3
J.M. Smucker Co. (The)	39	6
Kellogg Co.	81	7
Kraft Heinz Co.(The)	177	16
McCormick & Co., Inc.	28	3
Mead Johnson Nutrition Co.	63	6
Molson Coors Brewing Co. Class B	840	85
Mondelez International, Inc. Class A	452	21
Monster Beverage Corp.(2)	34	5
PepsiCo, Inc.	314	33
Philip Morris International, Inc.	399	41
Reynolds American, Inc.	217	12
SYSCO Corp.	1,710	87
Tyson Foods, Inc. Class A	83	6
Walgreens Boots Alliance, Inc.	354	29

		592

Energy—1.3%
Marathon Petroleum Corp.	408	16
Phillips 66	354	28
Tesoro Corp.	92	7
Valero Energy Corp.	339	17

		68

Financials—11.4%
Allstate Corp. (The)	210	15
American Tower Corp.	209	24
AON plc	301	33
Apartment Investment & Management Co. Class A	153	7
AvalonBay Communities, Inc.	135	24
CHUBB Ltd.	256	33
Cincinnati Financial Corp.	87	6
CME Group, Inc.	251	24
Crown Castle International Corp.	158	16
Equity Residential	353	24
Essex Property Trust, Inc.	73	17
Extra Space Storage, Inc.	63	6
Federal Realty Investment Trust	41	7
General Growth Properties, Inc.	380	11
HCP, Inc.	558	20
Intercontinental Exchange, Inc.	85	22
Iron Mountain, Inc.	91	4
Kimco Realty Corp.	262	8
Macerich Co. (The)	89	8
Marsh & McLennan Cos., Inc.	549	38
Moody’s Corp.	123	11

	SHARES		VALUE
Financials—continued
NASDAQ OMX Group, Inc. (The)	82		$5
Progressive Corp. (The)	317		11
Prologis, Inc.	1,710		84
Public Storage	80		20
Realty Income Corp.	153		11
Simon Property Group, Inc.	207		45
S&P Global, Inc.	193		21
Travelers Cos., Inc. (The)	153		18
UDR, Inc.	257		9
Weyerhaeuser Co.	361		11
Willis Towers Watson PLC	158		20
XL Group plc	158		5

			618

Health Care—11.9%
Abbott Laboratories	316		12
Aetna, Inc.	107		13
Agilent Technologies, Inc.	243		11
Allergan plc	32		7
AmerisourceBergen Corp.	172		14
Anthem, Inc.	88		12
Bard (C.R.), Inc.	12		3
Baxter International, Inc.	118		5
Becton, Dickinson & Co.	43		7
Boston Scientific Corp.(2)	285		7
Bristol-Myers Squibb Co.	137		10
Cardinal Health, Inc.	273		21
Cigna Corp.	87		11
DENTSPLY Sirona, Inc.	1,278		79
Edwards Lifesciences Corp.(2)	47		5
Eli Lilly & Co.	90		7
Endo International plc	17		—	(4)
HCA Holdings, Inc.(2)	647		50
Henry Schein, Inc.(2)	79		14
Humana, Inc.	49		9
Illumina, Inc.(2)	108		15
Intuitive Surgical, Inc.(2)	11		7
Johnson & Johnson	217		26
Mallinckrodt plc	10		1
McKesson Corp.	181		34
Medtronic plc	305		26
Merck & Co., Inc.	229		13
Mylan NV	34		2
Patterson Cos., Inc.	79		4
PerkinElmer, Inc.	85		4
Perrigo Co. plc	12		1
Pfizer, Inc.	506		18
Shire plc ADR	—	(3)	—	(4)
St. Jude Medical, Inc.	68		5
Stryker Corp.	76		9
Thermo Fisher Scientific, Inc.	295		44
UnitedHealth Group, Inc.	297		42
Universal Health Services, Inc. Class B	190		26
Varian Medical Systems, Inc.(2)	18		2
Ventas, Inc.	407		30
Waters Corp.(2)	67		9
Welltower, Inc.	300		23

Refer to Footnote Legend on page 9.

See Notes to Financial Statements

VIRTUS EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Health Care—continued
Zimmer Biomet Holdings, Inc.	35	$4
Zoetis, Inc.	38	2

		644

Industrials—10.9%
3M Co.	100	18
Allegion plc	478	33
Avery Dennison Corp.	178	13
Boeing Co. (The)	120	16
Cintas Corp.	886	87
Danaher Corp.	108	11
Dover Corp.	102	7
Dun & Bradstreet Corp.	72	9
Equifax, Inc.	199	26
Flowserve Corp.	94	4
General Dynamics Corp.	69	10
General Electric Co.	1,563	49
Honeywell International, Inc.	142	17
Illinois Tool Works, Inc.	214	22
Ingersoll-Rand plc	180	11
L-3 Communications Holdings, Inc.	19	3
Lockheed Martin Corp.	49	12
Masco Corp.	1,580	49
Nielsen Holdings plc	596	31
Northrop Grumman Corp.	28	6
Parker Hannifin Corp.	93	10
Pentair plc	126	7
Raytheon Co.	69	9
Republic Services, Inc.	408	21
Rockwell Collins, Inc.	23	2
Roper Technologies, Inc.	20	3
Snap-On, Inc.	39	6
Stanley Black & Decker, Inc.	104	12
Stericycle, Inc.(2)	147	15
Textron, Inc.	48	2
United Technologies Corp.	139	14
Waste Management, Inc.	718	48
Xylem, Inc.	116	5

		588

Information Technology—12.4%
Activision Blizzard, Inc.	1,013	40
Adobe Systems, Inc.(2)	283	27
Akamai Technologies, Inc.(2)	20	1
Alliance Data Systems Corp.(2)	12	2
Alphabet, Inc. Class A(2)	29	20
Alphabet, Inc. Class C(2)	30	21
Amphenol Corp. Class A	201	12
Analog Devices, Inc.	70	4
Applied Materials, Inc.	1,753	42
Autodesk, Inc.(2)	133	7
Automatic Data Processing, Inc.	88	8
Broadcom Ltd.	85	13

	SHARES	VALUE
Information Technology—continued
CA, Inc.	42	$1
Citrix Systems, Inc.(2)	89	7
Corning, Inc.	2,290	47
eBay, Inc.(2)	120	3
Electronic Arts, Inc.(2)	633	48
Equinix, Inc.	31	12
Facebook, Inc. Class A(2)	242	28
Fidelity National Information Services, Inc.	63	5
First Solar, Inc.(2)	17	1
Fiserv, Inc.(2)	43	5
Intel Corp.	927	30
Intuit, Inc.	148	16
KLA-Tencor Corp.	247	18
Lam Research Corp.	255	21
Linear Technology Corp.	63	3
MasterCard, Inc. Class A	178	16
Microchip Technology, Inc.	36	2
Micron Technology, Inc.(2)	218	3
Microsoft Corp.	1,028	53
NVIDIA Corp.	98	5
Oracle Corp.	434	18
Paychex, Inc.	71	4
PayPal Holdings, Inc.(2)	212	8
Qorvo, Inc.(2)	23	1
QUALCOMM, Inc.	302	16
Red Hat, Inc.(2)	26	2
salesforce.com, Inc.(2)	341	27
Skyworks Solutions, Inc.	38	2
Symantec Corp.	90	2
Texas Instruments, Inc.	204	13
Total System Services, Inc.	32	2
VeriSign, Inc.(2)	10	1
Verisk Analytics, Inc.(2)	248	20
Visa, Inc. Class A	350	26
Western Union Co. (The)	96	2
Xerox Corp.	181	2
Xilinx, Inc.	49	2
Yahoo!, Inc.(2)	90	3

		672

Materials—10.9%
Alcoa, Inc.	7,664	71
Dow Chemical Co. (The)	721	36
Du Pont (E.I.) de Nemours & Co.	553	36
Eastman Chemical Co.	97	7
Ecolab, Inc.	224	27
Freeport-McMoRan Copper & Gold, Inc.(2)	6,765	75
International Flavors & Fragrances, Inc.	81	10
International Paper Co.	735	31
Martin Marietta Materials, Inc.	221	42
Newmont Mining Corp.	2,976	116
PPG Industries, Inc.	227	24
Sealed Air Corp.	354	16

	SHARES	VALUE
Materials—continued
Sherwin-Williams Co. (The)	80	$24
Vulcan Materials Co.	443	53
Westrock Co.	464	18

		586

Telecommunication Services—1.5%
AT&T, Inc.	991	43
CenturyLink, Inc.	93	2
Frontier Communications Corp.	220	1
Verizon Communications, Inc.	659	37

		83

Utilities—4.8%
AGL Resources, Inc.	1,219	80
Ameren Corp.	92	5
American Electric Power Co., Inc.	103	7
CenterPoint Energy, Inc.	175	4
CMS Energy Corp.	106	5
Consolidated Edison, Inc.	113	9
Dominion Resources, Inc.	238	19
DTE Energy Co.	85	8
Duke Energy Corp.	146	13
Edison International	78	6
Entergy Corp.	38	3
Eversource Energy	79	5
Exelon Corp.	194	7
FirstEnergy Corp.	88	3
NextEra Energy, Inc.	103	14
NiSource, Inc.	121	3
PG&E Corp.	108	7
Pinnacle West Capital Corp.	28	2
PPL Corp.	147	6
Public Service Enterprise Group, Inc.	196	9
SCANA Corp.	66	5
Sempra Energy	98	11
Southern Co.	194	10
TECO Energy, Inc.	99	3
WEC Energy Group, Inc.	125	8
XCEL Energy, Inc.	110	5

		257
TOTAL COMMON STOCKS (Identified Cost $4,970)		5,376
TOTAL LONG TERM INVESTMENTS—99.6%
(Identified Cost $4,970)		5,376
TOTAL INVESTMENTS—99.6% (Identified Cost $4,970)		5,376	(1)
Other assets and liabilities, net—0.4%		21

NET ASSETS—100.0%		$5,397

Refer to Footnote Legend on page 9.

See Notes to Financial Statements

VIRTUS EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Amount is less than one share.
(4)	Amount is less than $500.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2016	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$5,376	$5,376

Total Investments	$5,376	$5,376

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

See Notes to Financial Statements

VIRTUS GROWTH & INCOME SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.0%

Consumer Discretionary—16.2%
Five Below, Inc.(2)	44,000	$2,042
Garmin Ltd.	12,000	509
Harley-Davidson, Inc.	11,000	498
Home Depot, Inc. (The)	15,000	1,915
Mattel, Inc.	16,000	501
McDonald’s Corp.	16,000	1,925
Mohawk Industries, Inc.(2)	10,000	1,898
Omnicom Group, Inc.	6,000	489
Scripps Networks Interactive, Inc. Class A	8,000	498
Target Corp.	29,000	2,025
Time Warner, Inc.	27,000	1,986
Viacom, Inc. Class B	48,000	1,990

		16,276

Consumer Staples—8.1%
Archer-Daniels-Midland Co.	49,000	2,102
PepsiCo, Inc.	19,000	2,013
Pilgrim’s Pride Corp.	77,000	1,962
Wal-Mart Stores, Inc.	28,000	2,044

		8,121

Energy—4.7%
Columbia Pipeline Partners LP	58,000	870
Devon Energy Corp.	28,000	1,015
Helmerich & Payne, Inc.	8,000	537
Newfield Exploration Co.(2)	25,000	1,105
Schlumberger Ltd.	15,000	1,186

		4,713

Financials—11.5%
BlackRock, Inc.	5,700	1,952
JPMorgan Chase & Co.	33,000	2,050
Lincoln National Corp.	45,000	1,745
Progressive Corp. (The)	58,000	1,943
Prudential Financial, Inc.	26,000	1,855
Wells Fargo & Co.	42,000	1,988

		11,533

Health Care—11.9%
Abbott Laboratories	50,000	1,966
Becton, Dickinson & Co.	12,000	2,035
Gilead Sciences, Inc.	24,000	2,002
HCA Holdings, Inc.(2)	26,000	2,002
Johnson & Johnson	16,000	1,941
UnitedHealth Group, Inc.	14,000	1,977

		11,923

Industrials—15.9%
Boeing Co. (The)	15,000	1,948
Danaher Corp.	20,000	2,020
Eaton Corp. plc	32,000	1,911
Emerson Electric Co.	37,000	1,930
Fluor Corp.	37,000	1,823

	SHARES	VALUE
Industrials—continued
General Dynamics Corp.	14,000	$1,949
Southwest Airlines Co.	46,000	1,804
United Parcel Service, Inc. Class B	19,000	2,047
W.W. Grainger, Inc.	2,300	523

		15,955

Information Technology—21.9%
Alibaba Group Holding Ltd. Sponsored ADR(2)	26,000	2,068
Alphabet, Inc. Class C(2)	2,800	1,938
Analog Devices, Inc.	35,000	1,982
Apple, Inc.	19,000	1,816
Cisco Systems, Inc.	69,000	1,980
Facebook, Inc. Class A(2)	17,000	1,943
Lam Research Corp.	6,000	504
MasterCard, Inc. Class A	21,000	1,849
Microsoft Corp.	38,000	1,945
Paychex, Inc.	34,000	2,023
QUALCOMM, Inc.	37,000	1,982
salesforce.com, Inc.(2)	24,000	1,906

		21,936

Materials—3.8%
Alcoa, Inc.	200,000	1,854
Westrock Co.	49,000	1,905

		3,759

Telecommunication Services—2.0%
Verizon Communications, Inc.	36,000	2,010
TOTAL COMMON STOCKS
(Identified Cost $82,525)		96,226

EXCHANGE-TRADED FUND—2.0%
Vaneck Vectors Gold Miners(3)	72,000	1,994
TOTAL EXCHANGE-TRADED FUND
(Identified Cost $1,727)		1,994
TOTAL LONG TERM INVESTMENTS—98.0%
(Identified Cost $84,252)		98,220
SHORT-TERM INVESTMENT—1.0%

Money Market Mutual Fund—1.0%
JPMorgan Prime Money Market Fund Institutional Shares (seven-day effective yield 0.380%)(3)	1,005,897	1,006
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $1,006)		1,006
TOTAL INVESTMENTS—99.0%
(Identified Cost $85,258)		99,226	(1)
Other assets and liabilities, net—1.0%		1,006

NET ASSETS—100.0%		$100,232

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2016	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$96,226	$96,226
Exchange-Traded Fund	1,994	1,994
Short-Term Investments	1,006	1,006

Total Investments	$99,226	$99,226

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

See Notes to Financial Statements

VIRTUS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—89.1%

Consumer Discretionary—14.2%
Bridgestone Corp. (Japan)	116,060	$3,730
Ctrip.Com International Ltd. ADR (China)(2)	87,620	3,610
Fuji Heavy Industries Ltd. (Japan)	108,520	3,730
RELX plc (United Kingdom)	286,284	5,272
Sony Corp. (Japan)	178,630	5,263
WPP plc (United Kingdom)	239,353	4,988

		26,593

Consumer Staples—9.4%
British American Tobacco plc (United Kingdom)	92,620	6,004
Heineken N.V. (Netherlands)	63,000	5,779
Marine Harvest ASA (Norway)	346,058	5,837

		17,620

Energy—5.1%
Statoil ASA (Norway)	303,800	5,249
Technip SA (France)	78,790	4,265

		9,514

Financials—10.7%
American International Group, Inc. (United States)	64,990	3,437
Aviva plc (United Kingdom)	690,400	3,639
Mitsubishi Estate Co., Ltd. (Japan)	239,200	4,388
ORIX Corp. (Japan)	403,200	5,218
Unibail-Rodamco SE (Netherlands)	13,150	3,402

		20,084

Health Care—8.8%
Allergan plc (Ireland)	30,550	7,060
Shire plc (Jersey)	81,336	5,027
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	86,390	4,339

		16,426

Industrials—5.5%
Airbus Group SE (United States)	81,970	4,698
Nidec Corp. (Japan)	74,090	5,640

		10,338

Information Technology—11.7%
Broadcom Ltd. (Singapore)	32,880	5,110
Check Point Software Technologies Ltd. (Israel)(2)	40,280	3,209

	SHARES	VALUE
Information Technology—(continued)
NXP Semiconductors NV (Netherlands)(2)	54,970	$4,306
SAP SE (Germany)	65,546	4,923
Tencent Holdings Ltd. (Cayman Islands)	187,100	4,292

		21,840

Materials—8.0%
Agnico Eagle Mines Ltd. (Canada)	141,180	7,553
Randgold Resources Ltd. (Jersey)	66,350	7,446

		14,999

Telecommunication Services—11.4%
KDDI Corp. (Japan)	211,200	6,422
Nippon Telegraph & Telephone Corp. (Japan)	107,870	5,059
Spark New Zealand Ltd. (New Zealand)	2,081,378	5,290
Vodafone Group plc (United Kingdom)	1,512,386	4,611

		21,382

Utilities—4.3%
National Grid plc (United Kingdom)	242,310	3,563
Veolia Environnement SA (France)	210,807	4,553

		8,116
TOTAL COMMON STOCKS (Identified Cost $163,310)		166,912
TOTAL LONG TERM INVESTMENTS—89.1%
(Identified Cost $163,310)		166,912

SHORT-TERM INVESTMENT—5.3%

Money Market Mutual Fund—5.3%
JPMorgan Prime Money Market Fund – Institutional Shares (seven-day effective yield 0.380%)(3)	9,899,966	9,900
TOTAL SHORT-TERM INVESTMENT (Identified Cost $9,900)		9,900
TOTAL INVESTMENTS—94.4% (Identified Cost $173,210)		176,812	(1)
Other assets and liabilities, net—5.6%		10,490

NET ASSETS—100.0%		$187,302

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings†
Japan	22%
United Kingdom	16
United States	10
Netherlands	8
Jersey	7
Norway	6
France	5
Other	26
Total	100%
† % of total investments as of June 30, 2016

See Notes to Financial Statements

VIRTUS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$166,912	$43,684	$123,228
Short-Term Investments	9,900	9,900	—

Total Investments	$176,812	$53,584	$123,228

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Series with an end of period value of $48,797 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities (See Note 2A in the Notes to Financial Statements).

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—0.6%

Illinois—0.1%
Chicago Wastewater Transmission Taxable Revenue 5.180%, 1/1/27	$90		$99

Michigan—0.1%
Tobacco Settlement Finance Authority Taxable Series A, 7.309%, 6/1/34	190		184

Virginia—0.4%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	655		551
TOTAL MUNICIPAL BONDS (Identified Cost $914)			834

FOREIGN GOVERNMENT SECURITIES—10.9%
Argentine Republic
144A 9.125%, 3/16/24(3)	280		309
144A 7.500%, 4/22/26(3)	440		477
Series NY, 8.280%, 12/31/33	562		628
7.625%, 4/22/46	150		162
Argentine Republic Government International Bond 144A 7.125%, 7/6/36(3)	265		265
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)	93		47
RegS 7.750%, 10/13/19(4)	87		39
7.650%, 4/21/25	825		340
9.250%, 9/15/27	470		229
9.375%, 1/13/34	750		328
Federative Republic of Brazil
8.500%, 1/5/24	350	BRL	95
Treasury Note Series F 10.000%, 1/1/25	860		241
10.250%, 1/10/28	250	BRL	73
5.625%, 1/7/41	310		302
Hungary 6.375%, 3/29/21	235		268
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	505		529
Mongolia 144A 5.125%, 12/5/22(3)	340		280
Oman Government International Bond 144A 4.750%, 6/15/26(3)	470		465
Provincia de Buenos Aire 7.875%, 6/15/27	465		479
Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	370		374
Republic of Chile 5.500%, 8/5/20	231,500	CLP	370
Republic of Colombia
4.375%, 3/21/23	994,000	COP	290
9.850%, 6/28/27	672,000	COP	275
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	315		315
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	305		295

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
Republic of El Salvador 6.375%, 1/18/27	$475		$432
Republic of Ghana RegS 10.750%, 10/14/30(4)	340		358
Republic of Guatemala 144A 4.500%, 5/3/26(3)	280		285
Republic of Indonesia Series FR56, 8.375%, 9/15/26	5,742,000	IDR	461
Republic of Iraq RegS 5.800%, 1/15/28(4)	250		191
Republic of Panama 3.750%, 3/16/25	380		402
Republic of Peru 4.125%, 8/25/27	270		297
Republic of Romania 144A 4.875%, 1/22/24(3)	210		232
Republic of South Africa
Series R203, 8.250%, 9/15/17	2,375	ZAR	163
Series R208, 6.750%, 3/31/21	3,420	ZAR	218
4.875%, 4/14/26	600		623
Republic of Sri Lanka 144A 6.850%, 11/3/25(3)	300		294
Republic of Turkey 9.000%, 3/8/17	570	TRY	199
Russian Federation 144A 7.850%, 3/10/18(3)	30,000	RUB	459
State of Qatar 144A 3.250%, 6/2/26(3)	225		230
Turkey Government International Bond
4.875%, 10/9/26	200		211
4.875%, 4/16/43	420		410
Ukraine 144A 7.750%, 9/1/26(3)	400		379
United Mexican States
Series M, 6.500%, 6/9/22	15,723	MXN	899
4.750%, 3/8/44	330		356
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $15,686)			14,574

MORTGAGE-BACKED SECURITIES—20.8%

Agency—5.8%
FNMA
3.000%, 4/1/43	1,276		1,327
3.000%, 5/1/43	989		1,028
3.000%, 5/1/43	566		589
3.000%, 6/1/43	405		421
3.500%, 1/1/45	244		257
3.500%, 5/1/45	321		340
3.500%, 8/1/45	2,195		2,317
3.000%, 12/1/45	791		821
3.500%, 1/1/46	618		652

			7,752

Non-Agency—15.0%
Agate Bay Mortgage Trust 16 -2, A3 144A 3.500%, 3/25/46(2)(3)	187		192
American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(3)	435		466
15-SFR2, C 144A 4.691%, 10/17/45(3)	340		362

	PAR VALUE	VALUE
Non-Agency—continued
Ameriquest Mortgage Securities, Inc.
03-AR3, M4 4.198%, 6/25/33(2)	$325	$310
03-10, AF6 5.210%, 11/25/33(2)	9	9
Banc of America Alternative Loan Trust 03-10, 2A1 6.000%, 12/25/33	42	43
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	124	124
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	213	227
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates
05-1, AF5A 5.147%, 7/25/35(2)	496	491
05-12, 2A4 5.575%, 2/25/36(2)	340	338
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, C 6.750%, 11/15/26(2)	465	486
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(2)	437	457
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(2)	300	302
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5.000%, 8/25/35	131	130
15-A, A1 144A 3.500%, 6/25/58(2)(3)	315	324
Colony American Finance Ltd. 15-1, 144A 2.896%, 10/15/47(3)	272	277
Credit Suisse Commercial Mortgage Trust
07-C1, A1A 5.361%, 2/15/40	284	288
07-C2, A3 5.542%, 1/15/49(2)	740	749
Credit Suisse Mortgage Trust 06-08 3A1 6.000%, 10/25/21	215	206
Credit Suisse Mortgage Trust 15-1 A9 144A 3.500%, 5/25/45(2)(3)	364	375
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.549%, 8/10/44(2)(3)	350	362
Finnish Real Estate Management Federation Mortgage Trust 15-K 720 144A 3.389%, 7/25/22(2)(3)	80	76
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/19(2)(3)	290	293
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	140	142

Refer to Footnote Legend on page 19.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
JP Morgan Chase (Bear Stearns) Commercial Mortgage Securities Trust 07-PWR15 144A 5.363%, 2/11/44(3)	$115	$108
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
04-1, 21A1 2.721%, 4/25/34(2)	263	260
04-10, 12A3 2.915%, 1/25/35(2)	380	346
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust 14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	434	457
07-PWR18 6.084%, 6/11/50(2)	825	862
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust 04-CB1, 5A 5.000%, 6/25/19	10	10
JPMorgan Chase Commercial Mortgage Securities Trust
06-LDP7, AM 6.184%, 4/17/45(2)	582	582
07-LDP10, AM 5.464%, 1/15/49(2)	323	318
JPMorgan Chase Mortgage Finance Corp. 16-1, M2 144A 3.750%, 4/25/45(2)(3)	293	298
JPMorgan Chase Mortgage Trust
05-A1, 4A1 2.948%, 2/25/35(2)	19	19
05-A4, 3A1 2.766%, 7/25/35(2)	25	25
16-1 A3 144A 3.500%, 4/25/45(3)	270	279
15-4, 1A4 144A 3.500%, 6/25/45(2)(3)	238	245
15-1 AM1, 144A 4.388%, 7/15/46(3)	500	550
MASTR Adjustable Rate Mortgages Trust 05-1, 3A1 3.104%, 2/25/35(2)	260	236
MASTR Alternative Loan Trust 04-6, 7A1 6.000%, 7/25/34	341	336
MASTR Reperforming Loan Trust 05-1, 1A2 144A 6.500%, 8/25/34(3)	323	316
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	262	265
Morgan Stanley - Bank of America (Merrill Lynch) Trust
13-C13, AS 4.266%, 11/15/46	125	139
15-C26,C 4.558%, 10/15/48(2)	355	359
Morgan Stanley Capital I Trust 07-IQ14, AM 5.865%, 4/15/49(2)	325	324
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(2)(3)	305	317

	PAR VALUE	VALUE
Non-Agency—continued
15-2A, A1 3.750%, 8/25/55(2)	$349	$366
16-1A, A1 144A 3.750%, 3/25/56(2)(3)	316	330
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(3)	309	305
Residential Asset Mortgage Products, Inc.
04-SL1, A8 6.500%, 11/25/31	30	30
05-SL2, A4 7.500%, 2/25/32	198	201
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	295	295
Sequoia Mortgage Trust 14-2, A1 144A 4.000%, 7/25/44(2)(3)	163	169
14-4, A6, 144A 3.500%, 11/25/44(2)(3)	319	328
15-1, A1 144A 3.500%, 1/25/45(2)(3)	326	335
Structured Adjustable Rate Mortgage Loan Trust 04-4, 3A1 2.926%, 4/25/34(2)	242	237
Towd Point Mortgage Trust
15-1, A2 3.250%, 10/25/53(2)	255	257
15-5, A2, 144A 3.500%, 5/25/55(2)(3)	315	321
Vericrest Opportunity Loan Trust
15-NP11, A1 144A 3.625%, 7/25/45(2)(3)	243	242
15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	133	131
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	236	234
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	970	985
07-C32, A3 5.889%, 6/15/49(2)	775	799
15-LC20, B 3.719%, 4/15/50	150	156
Wells Fargo - Royal Bank of Scotland plc Commercial Mortgage Trust 11-C5, C 144A 5.847%, 11/15/44(2)(3)	330	361
Wells Fargo Mortgage Backed Securities Trust 06-17, A1 5.500%, 11/25/21	4	4
WinWater Mortgage Loan Trust 16-1A5, 144A 3.500%, 1/20/46(2)(3)	241	246

		20,012
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $26,916)		27,764

ASSET-BACKED SECURITIES—3.6%
CarFinance Capital Auto Trust 15-1A, C 144A 3.580%, 6/15/21(3)	895	877

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	$381	$381
Conseco Financial Corp. 94-1, A5 7.650%, 4/15/19	2	2
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	158	162
Drug Royalty LP II 14-1, A2 144A 3.484%, 7/15/23(3)	357	353
Exeter Automobile Receivables Trust 14-1A, C 144A 3.570%, 7/15/19(3)	340	343
15-2A, C 144A 3.900%, 3/15/21(3)	380	373
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	583	593
Flagship Credit Auto Trust 14-1, E 144A 5.710%, 8/16/21(3)	305	299
Foursight Capital Automobile Receivables Trust 15-1, B 144A 4.120%, 9/15/22(3)	455	464
Greater Capital Association of Realtors 15-1A, C 9.790%, 10/15/25	250	249
SoFi Professional Loan Program LLC 16 - A, A2 144A 2.760%, 12/26/36(3)	251	254
SVO VOI Mortgage Corp. 10-AA, A 144A 3.650%, 7/20/27(3)	17	17
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	427	433
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $4,802)		4,800

CORPORATE BONDS AND NOTES—50.8%

Consumer Discretionary—6.1%
Aramark Services, Inc. 144A 4.750%, 6/1/26(3)	150	147
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	270	278
Beazer Homes USA Inc. 5.750%, 6/15/19	145	133
Boyd Gaming Corp. 6.875%, 5/15/23	145	155
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(11)	270	250
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	105	106
Caesars Growth Properties Finance, Inc. 9.375%, 5/1/22	230	215
CCO Holdings LLC
144A 5.125%, 5/1/23(3)	105	106
144A 5.750%, 2/15/26(3)	225	232

Refer to Footnote Legend on page 19.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
Clear Channel Worldwide Holdings, Inc.
Series B 7.625%, 3/15/20	$160	$153
Series A 7.625%, 3/15/20	250	229
Columbus International, Inc. Series B, 144A 7.375%, 3/30/21(3)	340	360
Dana Financing Luxembourg S.a.r.l . 6.500%, 6/1/26	105	103
Dish DBS Corp 144A 7.750%, 7/1/26(3)	15	16
Grupo Televisa SAB 4.625%, 1/30/26	350	379
Hanesbrands, Inc.
144A 4.625%, 5/15/24(3)	35	35
144A 4.875%, 5/15/26(3)	75	76
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	115	121
M/I Homes, Inc. 6.750%, 1/15/21	180	180
MDC Holdings, Inc. 5.500%, 1/15/24	355	353
Meritor, Inc. 6.750%, 6/15/21	240	226
MGM Growth Properties Operating Partnership LP 144A 5.625%, 5/1/24(3)	60	63
MGM Resorts International 6.000%, 3/15/23	165	175
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	270	289
MPG Holdco I, Inc. 7.375%, 10/15/22	285	282
New York University 4.142%, 7/1/48	225	232
Newell Rubbermaid, Inc. 144A 5.000%, 11/15/23(3)	45	47
Numericable Group S.A. 144A 6.000%, 5/15/22(3)	200	195
Party City Holdings, Inc. 144A 6.125%, 8/15/23(3)	40	42
Pinnacle Entertainment, Inc. 144A 5.625%, 5/1/24(3)	170	170
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(3)	145	149
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	255	258
SFR Group SA 144A 7.375%, 5/1/26(3)	200	198
Signet UK Finance plc 4.700%, 6/15/24	460	449
Sirius XM Radio, Inc. 144A 5.375%, 7/15/26(3)	280	277
Six Flags Entertainment Corp 144A 4.875%, 7/31/24(3)	270	267
TI Group Auto Systems LLC 144A 8.750%, 7/15/23(3)	150	148

	PAR VALUE	VALUE
Consumer Discretionary—continued
Toll Brothers Finance Corp. 4.875%, 11/15/25	$400	$397
TRI Pointe Group, Inc. 5.875%, 6/15/24	305	311
VTR Finance BV 144A 6.875%, 1/15/24(3)	345	345

		8,147

Consumer Staples—0.7%
Constellation Brands, Inc. 4.750%, 12/1/25	50	53
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	155	155
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	115	115
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	70	75
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	300	266
US Foods Inc. 5.875%, 6/15/24	45	46
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(3)	227	245

		955

Energy—9.7%
Alberta Energy Co. Ltd. 8.125%, 9/15/30	155	172
Anadarko Petroleum Corp.
4.850%, 3/15/21	70	74
5.550%, 3/15/26	100	111
6.600%, 3/15/46	200	242
Antero Resources Corp. 5.625%, 6/1/23	165	161
Bill Barrett Corp. 7.625%, 10/1/19	230	189
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	105	100
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	280	271
Cheniere Corpus Christi Holdings LLC 144A 7.000%, 6/30/24(3)	135	139
Cimarex Energy Co. 4.375%, 6/1/24	210	220
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	375	167
Concho Resources, Inc. 5.500%, 4/1/23	135	136
CONSOL Energy, Inc. 5.875%, 4/15/22	110	97
Continental Resources, Inc.
5.000%, 9/15/22	235	230
4.500%, 4/15/23	145	136
Ecopetrol S.A. 5.375%, 6/26/26	375	365
Ecopetrol SA 5.875%, 9/18/23	285	294

	PAR VALUE	VALUE
Energy—continued
Enbridge Energy Partners LP 4.375%, 10/15/20	$70	$72
Encana Corp. 3.900%, 11/15/21	150	145
EnQuest plc 144A 7.000%, 4/15/22(3)	345	215
EP Energy LLC (Everest Acquisition Finance, Inc.) 6.375%, 6/15/23	155	94
FTS International, Inc. 6.250%, 5/1/22	175	69
Gazprom OAO (Gaz Capital S.A.)
144A 8.146%, 4/11/18(3)	205	225
144A 6.000%, 11/27/23(3)(7)	335	359
Gulfport Energy, Corp. 7.750%, 11/1/20	145	150
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	220	235
KazMunayGas National Co. 144A 6.375%, 4/9/21(3)	260	285
Kinder Morgan, Inc. 7.750%, 1/15/32	305	342
Laredo Petroleum, Inc. 7.375%, 5/1/22	180	181
Linn Energy LLC 6.500%, 9/15/21(10)	160	28
MPLX LP 144A 4.875%, 12/1/24(3)	405	395
Newfield Exploration Co. 5.375%, 1/1/26	305	297
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	335	306
Occidental Petroleum Corp.
3.400%, 4/15/26	15	16
4.400%, 4/15/46	200	221
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	516	95
Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(3)(10)	240	46
Parker Drilling Co. (The) 7.500%, 8/1/20	365	279
Parsley Energy LLC (Parsley Finance Corp.) 144A 6.250%, 6/1/24(3)	50	51
Pertamina Persero PT 144A 5.625%, 5/20/43(3)	370	360
Petrobras Global Finance BV
5.375%, 1/27/21	155	143
8.375%, 5/23/21	155	160
8.750%, 5/23/26	110	111
Petroleos de Venezuela SA
RegS 8.500%, 11/2/17(4)	93	65
144A 6.000%, 5/16/24(3)	650	231
Petroleos Mexicanos
6.875%, 8/4/26	360	402
6.500%, 6/2/41	220	223
5.500%, 6/27/44	200	181

Refer to Footnote Legend on page 19.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Energy—continued
QEP Resources, Inc.
6.875%, 3/1/21	$190		$193
5.250%, 5/1/23	180		166
Range Resources Corp. 5.000%, 3/15/23	380		358
Regency Energy Partners LP 5.000%, 10/1/22	425		436
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	315		320
SM Energy Co. 6.125%, 11/15/22	160		148
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	265		287
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	570		569
TransCanada Trust 5.625%, 5/20/75(2)(6)	375		346
Transocean, Inc.
6.800%, 12/15/16(2)	100		101
6.800%, 3/15/38	85		56
Williams Cos., Inc. (The)
3.700%, 1/15/23	375		332
4.550%, 6/24/24	450		416
YPF S.A. 144A 8.500%, 3/23/21(3)	180		194

			13,008

Financials—16.5%
AerCap Ireland Capital Ltd. (Aercap Global Aviation Trust) 3.950%, 2/1/22	150		150
Akbank TAS 144A 7.500%, 2/5/18(3)	935	TRY	308
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	625		641
Ally Financial, Inc.
4.250%, 4/15/21	135		135
5.750%, 11/20/25	200		201
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	440		453
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	335		343
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 6.500%, 3/10/21	425		466
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	520		570
Banco de Credito e Inversiones 4.000%, 2/11/23	390		411
Banco Inbursa S.A. Institucion de Banca Multiple 144A 4.125%, 6/6/24(3)	200		200
Banco Internacional del Peru SAA Interbank 6.625%, 3/19/29(2)	155		165
Banco Santander Chile 144A 3.875%, 9/20/22(3)	505		527
Bancolombia S.A. 5.125%, 9/11/22	545		555

	PAR VALUE	VALUE
Financials—continued
Bank of America Corp.
4.200%, 8/26/24	$130	$134
4.450%, 3/3/26	330	345
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	390	415
Barclays Bank plc 144A 6.050%, 12/4/17(3)	435	456
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	70,000	108
Citigroup, Inc.
4.600%, 3/9/26	300	317
6.250%, 12/29/49(2)	400	413
Citizens Financial Group, Inc. 5.500% (2)(5)	300	288
Compass Bank 3.875%, 4/10/25	380	365
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	535	522
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	440	405
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	200	196
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	475	486
Fidelity National Financial, Inc. 5.500%, 9/1/22	130	143
First Niagara Financial Group, Inc. 7.250%, 12/15/21	610	721
FS Investment Corp. 4.750%, 5/15/22	50	51
General Motors Financial Co., Inc. 4.200%, 3/1/21	330	346
Genworth Holdings, Inc. 4.900%, 8/15/23	230	174
GrupoSura Finance SA 144A 5.500%, 4/29/26(3)	335	349
HBOS plc 144A 6.750%, 5/21/18(3)	200	215
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	165	166
Huntington National Bank (The) 6.600%, 6/15/18	250	267
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
6.000%, 8/1/20	175	173
5.875%, 2/1/22	200	189
ING Groep NV 6.000% (2)(5)(6)	275	259
iStar Financial, Inc.
4.875%, 7/1/18	125	121
5.000%, 7/1/19	195	183
Jefferies Group LLC 6.875%, 4/15/21	165	187
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	410	421
Korea Finance Corp. 4.625%, 11/16/21	400	453
Leucadia National Corp. 5.500%, 10/18/23	250	255

	PAR VALUE		VALUE
Financials—continued
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(3)	$25		$31
Lincoln National Corp. 6.050%, 4/20/67(2)(6)	365		244
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(3)	600		672
Manulife Financial Corp. 4.150%, 3/4/26	330		353
Morgan Stanley 144A 10.090%, 5/3/17(3)	1,250	BRL	379
4.350%, 9/8/26	195		204
MPT Operating Partnership LP
6.375%, 3/1/24	50		54
5.500%, 5/1/24	165		169
National Retail Properties, Inc. 4.000%, 11/15/25	105		111
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)	360		369
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	610		636
Prudential Financial, Inc. 5.875%, 9/15/42(2)	650		703
Santander Bank NA 8.750%, 5/30/18	200		223
Sberbank of Russia Via SB Capital S.A. 144A 5.500%, 2/26/24(2)(3)(7)	315		311
Select Income REIT 4.500%, 2/1/25	385		379
Springleaf Finance Corp. 5.250%, 12/15/19	155		145
SunTrust Bank, Inc. 5.400%, 4/1/20	250		278
Teachers Insurance & Annuity Association Asset Management Finance Co. LLC 144A 4.125%, 11/1/24(3)	350		368
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	360		355
Trinity Acquisition plc
3.500%, 9/15/21	30		31
4.400%, 3/15/26	335		350
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	705		731
Voya Financial, Inc. 5.650%, 5/15/53(2)	355		335
WP Carey, Inc. 4.600%, 4/1/24	345		354

			22,033

Health Care—3.4%
AbbVie, Inc. 4.450%, 5/14/46	530		538
Alere, Inc. 144A 6.375%, 7/1/23(3)	115		120
Capsugel S.A. PIK Interest Capitalization 144A, 7.000%, 5/15/19(3)(9)	58		58
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	55		47

Refer to Footnote Legend on page 19.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—continued
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	$265	$221
DaVita Healthcare Partners, Inc. 5.000%, 5/1/25	180	179
Endo Finance LLC 144A 6.000%, 7/15/23(3)	100	89
(Endo Finco, Inc.) 144A 6.000%, 2/1/25(3)	190	166
HCA, Inc. 5.375%, 2/1/25	325	334
5.250%, 6/15/26	130	135
IASIS Healthcare LLC 8.375%, 5/15/19	165	159
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	165	170
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 144A 8.750%, 5/1/20(3)(9)	160	160
LifePoint Health, Inc. 144A 5.375%, 5/1/24(3)	60	60
Mallinckrodt International Finance S.A. 144A 5.625%, 10/15/23(3)	290	272
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	170	172
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	15	16
Owens & Minor, Inc. 3.875%, 9/15/21	75	78
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	155	158
Quorum Health Corp. 144A 11.625%, 4/15/23(3)	100	101
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	265	273
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	41	42
Team Health, Inc. 144A 7.250%, 12/15/23(3)	15	16
Teleflex, Inc. 4.875%, 6/1/26	130	131
Tenet Healthcare Corp. 4.153%, 6/15/20(2)	70	69
8.125%, 4/1/22	290	299
Universal Health Services, Inc.
144A 4.750%, 8/1/22(3)	65	66
144A 5.000%, 6/1/26(3)	150	151
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(3)	50	44
144A 5.875%, 5/15/23(3)	205	167

		4,491

Industrials—4.6%
ADT Corp. (The) 6.250%, 10/15/21	255	274
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)	184	185

	PAR VALUE	VALUE
Industrials—continued
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	$80	$77
144A 6.125%, 1/15/23(3)	205	176
Builders FirstSource, Inc. 144A 10.750%, 8/15/23(3)	145	158
Carpenter Technology Corp. 5.200%, 7/15/21	425	425
Cemex Finance LLC 144A 6.000%, 4/1/24(3)	270	263
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	600	639
00-1, A1 8.048%, 11/1/20	232	254
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	366	388
DP World Ltd. 144A 6.850%, 7/2/37(3)	200	219
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)	315	291
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	285	295
Masco Corp. 5.950%, 3/15/22	390	436
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	305	305
Prime Security Services Borrower LLC (Prime Finance, Inc.) 144A 9.250%, 5/15/23(3)	130	138
Standard Industries, Inc.
144A 5.125%, 2/15/21(3)	15	15
144A 5.500%, 2/15/23(3)	65	66
TransDigm, Inc.
6.000%, 7/15/22	265	268
6.500%, 5/15/25	90	91
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	794	841
United Airlines Pass-Through Trust 14-1, B 4.750%, 4/11/22	286	288
United Rentals North America, Inc. 5.500%, 7/15/25	130	129

		6,221

Information Technology—1.2%
Diamond 1 Finance Corp. /Diamond 2 Finance Corp.
144A 5.875%, 6/15/21(3)	20	21
144A 5.450%, 6/15/23(3)	70	73
144A 7.125%, 6/15/24(3)	75	78
144A 6.020%, 6/15/26(3)	65	67
144A 8.100%, 7/15/36(3)	65	70
144A 8.350%, 7/15/46(3)	70	75
Flextronics International Ltd. 4.750%, 6/15/25	375	379
Hewlett Packard Enterprise Co. 144A 4.900%, 10/15/25(3)	185	193
NXP BV ( NXP Funding LLC) 144A 4.625%, 6/1/23(3)	275	281

	PAR VALUE	VALUE
Information Technology—continued
Wesco Distribution Inc. 5.375%, 6/15/24	$90	$90
Western Digital Corp.
144A 7.375%, 4/1/23(3)	40	43
144A 10.500%, 4/1/24(3)	230	247

		1,617

Materials—4.0%
Ak Steel Corp 7.500%, 7/15/23	130	133
Aleris International, Inc. 144A 9.500%, 4/1/21(3)	200	206
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	625	664
ArcelorMittal 6.125%, 6/1/25	300	300
Ardagh Packaging Finance plc
144A 6.250%, 1/31/19(3)	200	204
144A 6.750%, 1/31/21(3)	260	264
Berry Plastics Corp. 5.125%, 7/15/23	280	281
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(3)(6)	225	239
Bluescope Steel Finance Ltd. 144A 6.500%, 5/15/21(3)	185	192
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	180	181
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	185	190
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	130	144
Freeport-McMoRan Copper & Gold, Inc. 3.550%, 3/1/22	120	106
3.875%, 3/15/23	145	128
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	230	233
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	600	615
OCP SA 144A 5.625%, 4/25/24(3)	320	339
Reynolds Group Issuer Inc. 7.000%, 7/15/24	10	10
Severstal OAO Via Steel Capital SA 144A 5.900%, 10/17/22(3)(7)	260	280
Teck Resources Ltd.
144A 8.000%, 6/1/21(3)	25	26
144A 8.500%, 6/1/24(3)	70	73
United States Steel Corp. 7.375%, 4/1/20	36	34
Vale Overseas Ltd 5.875%, 6/10/21	205	206
Vedanta Resources plc
144A 9.500%, 7/18/18(3)	115	113
144A 6.000%, 1/31/19(3)	200	172

		5,333

Refer to Footnote Legend on page 19.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Telecommunication Services—2.8%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	$305		$301
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	105
AT&T, Inc.
4.800%, 6/15/44	265		273
5.650%, 2/15/47	135		154
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	400		433
Crown Castle International Corp. 3.700%, 6/15/26	20		21
Crown Castle Towers LLC 144A 6.113%, 1/15/20(3)	100		111
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	345		290
Frontier Communications Corp.
6.250%, 9/15/21	215		204
10.500%, 9/15/22	65		69
GTH Finance BV 144A 7.250%, 4/26/23(3)	300		314
Qwest Corp. 7.250%, 9/15/25	185		197
Sprint Communications, Inc. 6.000%, 11/15/22	90		71
Sprint Corp. 7.250%, 9/15/21	340		292
T-Mobile USA, Inc. 6.500%, 1/15/26	125		132
West Corp. 144A 4.750%, 7/15/21(3)	160		160
Windstream Corp. 7.750%, 10/15/20	650		640

			3,767

Utilities—1.8%
Electricite de France S.A. 144A 5.250% (2)(3)(5)(6)	635		607
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	375		350
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	300		344
NRG Yield Operating LLC 5.375%, 8/15/24	115		115
Southern Power Co. 4.150%, 12/1/25	420		454
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	250		221
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	285		273
Texas Competitive Electric Holdings Co. LLC Series A 10.250%, 11/1/16(10)	396		25

			2,389
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $69,717)			67,961

	PAR VALUE	VALUE
LOAN AGREEMENTS(2)—6.6%

Consumer Discretionary—1.2%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	$130	$122
Affinity Gaming LLC 5.250%, 11/9/17	377	378
Caesars Entertainment Operating Co., Inc. Tranche B-4, 9.750%, 3/1/17(11)	257	258
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	126	119
CDS U.S. Intermediate Holdings, Inc. First Lien, 5.000%, 7/8/22	77	76
Cengage Learning, Inc. 4.250%, 6/7/23	111	110
El Dorado Resorts, Inc. 4.250%, 7/25/22	67	68
Graton Resort & Casino Tranche B, 6.250%, 9/1/22	84	85
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18	158	153
PetSmart, Inc. Tranche B-1, 4.250%, 3/11/22	54	54
Transtar Holding Co. Second Lien, 10.000%, 10/9/19(14)	197	59
U.S. Farathane LLC 5.750%, 12/23/21	177	177

		1,659

Consumer Staples—0.6%
Albertsons LLC Trance B-4 4.500%, 8/25/21	249	249
Coty, Inc. Tranche B, 3.750%, 10/27/22	50	50
Galleria Co. Tranche B, 3.750%, 1/26/23	100	100
Hostess Brands LLC Tranche B Second Lien, 8.500%, 8/3/23	300	298
Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.) Second Lien, 9.750%, 4/30/20	139	140

		837

Energy—0.5%
Chelsea Petroleum I LLC Tranche B 5.250%, 10/28/22	316	311
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	206	183
Paragon Offshore Finance Co. 5.250%, 7/16/21(11)	187	50

	PAR VALUE	VALUE
Energy—continued
Seadrill Operating LP 4.000%, 2/21/21	$244	$110

		654

Financials—0.2%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	189	190

Health Care—1.2%
21st Century Oncology, Inc. Tranche B, 7.000%, 4/30/22	59	54
American Renal Holdings, Inc. Tranche B, First Lien, 4.750%, 8/20/19	125	125
Amneal Pharmaceuticals LLC 6.000%, 11/1/19	246	245
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	151	151
Concordia Pharmaceuticals, Inc. 5.250%, 10/21/21	81	78
Horizon Pharma, Inc. 4.500%, 5/7/21	63	62
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	262	262
MMM Holdings, Inc. 9.750%, 12/12/17(14)	112	86
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(14)	81	62
Multiplan, Inc. 5.000%, 6/7/23	80	80
NVA Holdings, Inc. Second Lien, 8.000%, 8/14/22	158	157
Quorum Health Corp. 6.750%, 4/29/22	116	116
Surgery Center Holdings, Inc. First Lien, 5.250%, 11/3/20	184	183

		1,661

Industrials—0.5%
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	166	163
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	68	67
McGraw-Hill Global Education Holdings LLC Tranche B, 5.000%, 5/4/22	165	165
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	340	327

		722

Refer to Footnote Legend on page 19.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Information Technology—1.0%
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	$77		$76
First Data Corp.
Tranche 2021, 4.450%, 3/24/21	303		302
Tranche 2022 B, 4.200%, 7/8/22	358		356
Infinity Acquisition Ltd. 4.250%, 8/6/21	168		162
NXP BV (NXP Funding LLC) Tranche B, 3.750%, 12/7/20	123		123
ON Semiconductor 5.250%, 3/31/23	86		87
Presidio, Inc. Refinancing Term, 5.250%, 2/2/22	202		199

			1,305

Materials—0.7%
Anchor Glass Container Tranche B, 4.750%, 7/1/22	243		243
CPI Acquisition, Inc. First Lien, 5.500%, 8/17/22	108		105
Fortescue Metals Group (FMG) Resources Property Ltd. 4.250%, 6/30/19	165		158
Platform Speciality Products, 4.500%, 6/7/20	264		262
PolyOne Corp. 3.500%, 11/11/22	90		90
PQ Corp. Tranche B-1, 5.750%, 11/4/22	43		43

			901

Utilities—0.7%
Atlantic Power LP 6.000%, 4/13/23	323		323
NRG Energy, Inc. 2.750%, 6/14/23	389		387
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.930%, 10/10/17(11)	465		157

			867
TOTAL LOAN AGREEMENTS
(Identified Cost $9,474)			8,796

	SHARES
PREFERRED STOCKS—3.0%

Energy—0.3%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	440	(8)	438

	SHARES		VALUE
Financials—2.1%
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	150	(8)	$150
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	290	(8)	291
Citigroup, Inc. Series J, 7.125%(2)	15,800		455
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	315	(8)	314
JPMorgan Chase & Co. Series Z, 5.300%(2)	70	(8)	70
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	405	(8)	388
SunTrust Bank, Inc. 5.625%(2)	120	(8)	121
Wells Fargo & Co. Series K, 7.980%(2)	440	(8)	460
Zions Bancorp. 6.950%(2)	17,215		516

			2,765

Industrials—0.6%
General Electric Co. Series D, 5.000%(2)	792	(8)	842
TOTAL PREFERRED STOCKS (Identified Cost $3,820)			4,045

COMMON STOCKS—0.1%

Consumer Discretionary—0.0%
Mark IV Industries	828		24

Energy—0.1%
Carrizo Oil & Gas, Inc.(15)	1,539		55

TOTAL COMMON STOCKS (Identified Cost $66)			79

AFFILIATED MUTUAL FUND—2.2%

Virtus Credit Opportunities Fund Class R6(13)	310,156		2,993
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $3,100)			2,993
TOTAL LONG TERM INVESTMENTS—98.6%
(Identified Cost $134,495)			131,846	(12)
TOTAL INVESTMENTS—98.6% (Identified Cost $134,495)			131,846	(1)
Other assets and liabilities, net—1.4%			1,910

NET ASSETS—100.0%			$133,756

Abbreviations:

FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2016.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $52,558 or 39.3% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	Value shown as par value.
(9)	100% of the income received was in cash.
(10)	Security in default.
(11)	Security in default, portion of the interest payments are being received during the bankruptcy proceedings.
(12)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(13)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(14)	Illiquid security.
(15)	Non-income producing.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Country Weightings†
United States	67%
Mexico	3
Argentina	2
Canada	2
Chile	2
United Kingdom	2
Turkey	1
Other	21
Total	100%
† % of total investments as of June 30, 2016

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$4,800	$—	$4,551	$249
Corporate Bonds and Notes	67,961	—	67,961	—
Foreign Government Securities	14,574	—	14,574	—
Loan Agreements	8,796	—	8,648	148
Mortgage-Backed Securities	27,764	—	27,764	—
Municipal Bonds	834	—	834	—
Equity Securities:
Common Stock	79	55	—	24
Preferred Stocks	4,045	972	3,073	—
Affiliated Mutual Fund	2,993	2,993	—	—

Total Investments	$131,846	$4,020	$127,405	$421

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Common Stocks	Loan Agreements	Asset-Backed Securities
Beginning Balance December 31, 2015:	$647	$31	$368	$248
Accrued Discount/(Premium)	— (a)	—	— (a)	—	(a)
Realized Gain (Loss)	—	—	—	—
Change in Unrealized Appreciation (Depreciation)(b)	(84)	(7)	(78)	1
Purchases	—	—	—	—
(Sales)(c)	(7)	—	(7)	—
Transfers into Level 3(d)	—	—	—	—
Transfers from Level 3(d)	(135)	—	(135)	—

Ending Balance June 30, 2016	421	24	148	249

None of the securities in this table are internally fair valued. The Series’ investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

(a)	Amount is less than $500.
(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations. The change in unrealized appreciation (depreciation) on investments still held as of June 30, 2016 was $(84).
(c)	Includes paydowns on securities.
(d)	“Transfers into and/or from” represent the ending value as of June 30, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period. The transfers from Level 3 are due to an increase in trading activities at period end.

See Notes to Financial Statements

VIRTUS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.9%

Real Estate Investment Trusts—96.9%

Data Centers—9.8%
Coresite Realty Corp.	18,100	$1,605
Digital Realty Trust, Inc.	33,750	3,679
Equinix, Inc.	9,550	3,703

		8,987

Diversified—2.7%
Vornado Realty Trust	24,900	2,493

Health Care—8.5%
Healthcare Realty Trust, Inc.	42,891	1,501
Healthcare Trust of America, Inc. Class A	67,200	2,173
Ventas, Inc.	34,416	2,506
Welltower, Inc.	22,160	1,688

		7,868

Industrial/Office—22.1%

Industrial—9.3%
DCT Industrial Trust, Inc.	67,157	3,226
Duke Realty Corp.	98,098	2,615
Liberty Property Trust	10,204	406
Prologis, Inc.	47,514	2,330

		8,577

Office—12.8%
Boston Properties, Inc.	7,914	1,044
Cousins Properties, Inc.	98,380	1,023
Douglas Emmett, Inc.	54,114	1,922
Highwoods Properties, Inc.	46,297	2,444
Kilroy Realty Corp.	47,780	3,167
Paramount Group, Inc.	122,684	1,956
SL Green Realty Corp.	1,925	205

		11,761

Total Industrial/Office		20,338

Lodging/Resorts—4.7%
Host Hotels & Resorts, Inc.	74,704	1,211
LaSalle Hotel Properties	12,447	293
Pebblebrook Hotel Trust	53,865	1,414
RLJ Lodging Trust	65,953	1,415

		4,333

	SHARES	VALUE

Real Estate Investment Trusts—(continued)

Residential—15.5%

Apartments—12.1%
American Campus Communities, Inc.	23,487	$1,242
AvalonBay Communities, Inc.	14,404	2,598
Camden Property Trust	2,737	242
Equity Residential	39,031	2,689
Essex Property Trust, Inc.	18,971	4,327

		11,098

Manufactured Homes—2.1%
Equity LifeStyle Properties, Inc.	15,942	1,276
Sun Communities, Inc.	8,500	651

		1,927

Single Family Homes—1.3%
American Homes 4 Rent Class A	60,600	1,241

Total Residential		14,266

Retail—25.4%

Free Standing—2.5%
STORE Capital Corp.	77,177	2,273

Regional Malls—12.2%
General Growth Properties, Inc.	74,221	2,213
Simon Property Group, Inc.	41,801	9,067

		11,280

Shopping Centers—10.7%
Brixmor Property Group, Inc.	60,602	1,604
Federal Realty Investment Trust	15,700	2,599
Regency Centers Corp.	32,150	2,692
Tanger Factory Outlet Centers, Inc.	72,826	2,926

		9,821

Total Retail		23,374

Self Storage—8.2%
CubeSmart	57,100	1,763
Extra Space Storage, Inc.	26,378	2,441
Public Storage	12,980	3,318

		7,522
TOTAL COMMON STOCKS
(Identified Cost $52,534)		89,181
TOTAL LONG TERM INVESTMENTS—96.9%
(Identified Cost $52,534)		89,181

	SHARES	VALUE

SHORT-TERM INVESTMENTS—2.2%

Money Market Mutual Fund—2.2%
JPMorgan Prime Money Market Fund – Institutional Shares (seven-day effective yield 0.380%)(2)	2,051,695	$2,052
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,052)		2,052
TOTAL INVESTMENTS—99.1% (Identified Cost $54,586)		91,233	(1)
Other assets and liabilities, net—0.9%		852

NET ASSETS—100.0%		$92,085

Footnote Legend

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$89,181	$89,181
Short-Term Investments	2,052	2,052

Total Investments	$91,233	$91,233

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

See Notes to Financial Statements

VIRTUS SMALL-CAP GROWTH SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.0%

Consumer Discretionary—12.4%
Fox Factory Holding Corp.(2)	150,925	$2,622
Monro Muffler Brake, Inc.	19,200	1,220
Ollie’s Bargain Outlet Holdings, Inc.(2)	133,500	3,323

		7,165

Consumer Staples—9.3%
Chefs’ Warehouse, Inc. (The)(2)	163,500	2,616
PriceSmart, Inc.	29,600	2,770

		5,386

Financials—11.1%
FactSet Research Systems, Inc.	13,000	2,098
Financial Engines, Inc.	17,450	451
MarketAxess Holdings, Inc.	12,150	1,767
Morningstar, Inc.	25,570	2,091

		6,407

Health Care—8.7%
Abaxis, Inc.	59,300	2,801
National Research Corp. Class A	164,815	2,258

		5,059

Industrials—16.8%
AAON, Inc.	52,600	1,447
Copart, Inc.(2)	53,350	2,615
Heartland Express, Inc.	26,000	452
HEICO Corp. Class A	49,905	2,677
HUB Group, Inc. Class A(2)	15,000	576
Omega Flex, Inc.	52,399	1,993

		9,760

Information Technology—32.7%
ANSYS, Inc.(2)	16,900	1,534
Aspen Technology, Inc.(2)	75,000	3,018
Autohome, Inc. ADR(2)	99,000	1,991
Ellie Mae, Inc.(2)	24,000	2,200
MercadoLibre, Inc.	12,650	1,779
Mesa Laboratories, Inc.	7,035	865
NVE Corp.	48,400	2,839
Paycom Software, Inc.(2)	16,500	713
Shutterstock, Inc.(2)	87,500	4,007

		18,946

	SHARES	VALUE

Materials—4.0%
UFP Technologies, Inc.(2)	103,200	$2,326
TOTAL COMMON STOCKS
(Identified Cost $39,554)		55,049
TOTAL LONG TERM INVESTMENTS—95.0%
(Identified Cost $39,554)		55,049

SHORT-TERM INVESTMENT—3.9%

Money Market Mutual Fund—3.9%
JPMorgan Prime Money Market Fund – Institutional Shares (seven-day effective yield 0.380%)(3)	2,260,744	2,261
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $2,261)		2,261
TOTAL INVESTMENTS—98.9%
(Identified Cost $41,815)		57,310	(1)
Other assets and liabilities, net—1.1%		611

NET ASSETS—100.0%		$57,921

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$55,049	$55,049
Short-Term Investments	2,261	2,261

Total Investments	$57,310	$57,310

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

See Notes to Financial Statements

VIRTUS SMALL-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.3%

Consumer Discretionary—11.4%
Cheesecake Factory, Inc. (The)	73,700	$3,548
Cinemark Holdings, Inc.	117,300	4,276
Thor Industries, Inc.	43,000	2,784

		10,608

Consumer Staples—9.8%
National Beverage Corp.(2)	69,550	4,368
Village Super Market, Inc. Class A	43,400	1,254
WD-40 Co.	29,900	3,512

		9,134

Energy—3.2%
Core Laboratories N.V.	23,900	2,961

Financials—24.8%
Artisan Partners Asset Management, Inc. Class A	97,400	2,696
Bank of Hawaii Corp.	51,700	3,557
First Financial Bancshares, Inc.	81,200	2,662
HFF, Inc. Class A	102,500	2,960
Primerica, Inc.	69,300	3,967
RE/MAX Holdings, Inc. Class A	91,800	3,696
RLI Corp.	50,750	3,491

		23,029

Health Care—4.2%
Patterson Cos., Inc.	81,100	3,884

Industrials—21.5%
CEB, Inc.	54,300	3,349
CLARCOR, Inc.	27,000	1,642
G&K Services, Inc. Class A	33,017	2,528
Graco, Inc.	49,050	3,875
Landstar System, Inc.	54,700	3,756
RBC Bearings, Inc.(2)	43,800	3,176
Sun Hydraulics Corp.	54,000	1,603

		19,929

Information Technology—24.4%
American Software, Inc. Class A	164,400	1,723
Badger Meter, Inc.	47,883	3,497
Cabot Microelectronics Corp.	58,800	2,489
Cass Information Systems, Inc.	67,295	3,479
Cognex Corp.	45,100	1,944
Jack Henry & Associates, Inc.	40,400	3,526
Monotype Imaging Holdings, Inc.	125,733	3,097
Syntel, Inc.(2)	62,800	2,842

		22,597
TOTAL COMMON STOCKS (Identified Cost $68,245)		92,142
TOTAL LONG TERM INVESTMENTS—99.3%
(Identified Cost $68,245)		92,142
TOTAL INVESTMENTS—99.3% (Identified Cost $68,245)		92,142	(1)
Other assets and liabilities, net—0.7%		678

NET ASSETS—100.0%		$92,820

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$92,142	$92,142

Total Investments	$92,142	$92,142

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

U.S. GOVERNMENT SECURITIES—1.9%
U.S. Treasury Note
2.250%, 11/15/24	$200		$213
1.625%, 2/15/26	400		405
2.500%, 2/15/46	1,230		1,282
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $1,815)			1,900

MUNICIPAL BONDS—1.2%

California—0.8%
San Diego County Regional Airport Authority Rental Car Center Project Series B –Taxable 5.594%, 7/1/43	275		312
State of California, Build America Bonds 7.600%, 11/1/40	265		427

			739

Illinois—0.0%
Chicago Wastewater Transmission Taxable Revenue 5.180%, 1/1/27	30		33

Texas—0.2%
State of Texas 3.011%, 10/1/26	200		213

Virginia—0.2%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	210		177
TOTAL MUNICIPAL BONDS
(Identified Cost $1,140)			1,162

FOREIGN GOVERNMENT SECURITIES—1.2%
Argentine Republic 7.625%, 4/22/46	150		162
Bolivarian Republic of Venezuela
9.250%, 9/15/27	45		22
9.375%, 1/13/34	65		29
Hungary 6.375%, 3/29/21	75		85
Republic of Chile 5.500%, 8/5/20	52,000	CLP	83
Republic of El Salvador 6.375%, 1/18/27	75		68
Republic of Peru 4.125%, 8/25/27	100		110
Republic of Poland 3.250%, 4/6/26	70		71
Republic of Romania 144A 4.875%, 1/22/24(4)	50		55
Republic of South Africa 4.875%, 4/14/26	200		208
Russian Federation 144A 7.850%, 3/10/18(4)	5,000	RUB	77

	PAR VALUE		VALUE

FOREIGN GOVERNMENT SECURITIES—continued
United Mexican States Series M, 6.500%, 6/9/22	1,820	MXN	$104
4.750%, 3/8/44	$106		114
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $1,308)			1,188

MORTGAGE-BACKED SECURITIES—13.2%

Agency—4.1%
FHLMC
3.500%, 3/1/45	319		339
3.000%, 5/1/45	94		97
FNMA
4.000%, 6/1/20	15		16
4.500%, 7/1/20	2		2
3.000%, 2/1/27	148		155
2.500%, 5/1/28	195		204
6.500%, 10/1/31	4		5
6.000%, 9/1/32	13		15
5.000%, 10/1/35	40		44
6.000%, 9/1/36	1		2
5.500%, 4/1/37	12		13
5.500%, 7/1/37	35		39
6.000%, 10/1/37	13		14
5.000%, 6/1/38	27		30
5.500%, 6/1/38	7		7
5.500%, 6/1/38	6		6
5.500%, 11/1/38	26		29
4.000%, 1/1/39	57		62
5.000%, 1/1/39	8		8
6.000%, 1/1/39	20		23
4.500%, 3/1/39	17		19
5.000%, 3/1/39	16		17
6.000%, 3/1/39	14		16
4.500%, 4/1/39	110		123
4.000%, 5/1/39	106		114
4.500%, 2/1/40	75		83
4.000%, 10/1/40	168		180
4.500%, 4/1/41	170		186
4.000%, 7/1/41	111		119
3.500%, 1/1/42	135		143
3.500%, 4/1/42	355		376
3.500%, 12/1/42	189		200
3.000%, 3/1/43	323		336
3.000%, 5/1/43	94		98
3.000%, 7/1/43	215		224
4.000%, 10/1/44	357		383
3.500%, 9/1/45	203		214
GNMA
6.500%, 11/15/23	36		41
6.500%, 12/15/23	1		1
6.500%, 2/15/24	20		23
6.500%, 11/15/31	19		22
6.500%, 2/15/32	44		51

			4,079

Non-Agency—9.1%
Agate Bay Mortgage Trust 16 -2, A3 144A 3.500%, 3/25/46(3)(4)	91		94

	PAR VALUE	VALUE

Non-Agency—continued
American Homes 4 Rent 15-SFR2, C 144A 4.691%, 10/17/45(4)	$110	$117
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.198%, 6/25/33	155	148
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(3)(4)	300	315
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 07-2, A4 5.790%, 4/10/49(3)	113	114
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, C 6.750%, 11/15/26(3)	125	131
Barclays (Lehman Brothers)—UBS Commercial Mortgage Trust
06-C6, A4 5.372%, 9/15/39	104	104
07-C6, A4 5.858%, 7/15/40(3)	187	191
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34	250	252
Citigroup Commercial Mortgage Trust
07-C6, A4 5.901%, 12/10/49(3)	120	124
08-C7, AM 6.345%, 12/10/49(3)	95	99
Citigroup Mortgage Loan Trust, Inc.
04-UST1, A3 2.535%, 8/25/34(3)	87	87
04-NCM2, 2CB2 6.750%, 8/25/34	75	78
14-A, A 144A 4.000%, 1/25/35(3)(4)	76	78
15-A, A1 144A 3.500%, 6/25/58(3)(4)	109	112
Colony Multi-Family Mortgage Trust 14-1, A 144A 2.543%, 4/20/50(4)	142	142
Credit Suisse Commercial Mortgage Trust 07-C1, A1A 5.361%, 2/15/40	107	108
Credit Suisse First Boston Mortgage Securities Corp. 13-HYB1, A16,144A 3.029%, 4/25/43(3)(4)	62	62
Credit Suisse Mortgage Trust 15-1 A9 144A 3.500%, 5/25/45(3)(4)	79	81
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.549%, 8/10/44(3)(4)	120	124
Finnish Real Estate Management Federation Mortgage Trust 15-K 720 144A 3.506%, 7/25/22(3)(4)	40	38
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/19(3)(4)	100	101

Refer to Footnote Legend on page 29.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—continued
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.433%, 6/25/34(3)	$56	$57
Goldman Sachs Mortgage Securities Trust 07-GG10, A4 5.988%, 8/10/45(3)	161	165
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35	38	38
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	89	89
JP Morgan Chase (Bear Stearns) Commercial Mortgage Securities Trust 07-PWR15 144A 5.363%, 2/11/44(4)	35	33
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
04-1, 21A1 2.721%, 4/25/34(3)	76	75
04-10, 12A3 2.915%, 1/25/35(3)	106	96
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust
14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	159	167
14- C22, A4 3.801%, 9/15/47	150	165
07-PWR18 6.084%, 6/11/50(3)	450	470
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
03-AR6, A1 2.903%, 6/25/33(3)	73	73
03-AR4, 2A1 2.330%, 8/25/33(3)	105	103
JPMorgan Chase Commercial Mortgage Securities Trust
06-LDP9, A3 5.336%, 5/15/47	211	213
07-LD12, A4 5.882%, 2/15/51(3)	575	594
JPMorgan Chase Mortgage Finance Corp. 16-1, M2 144A 3.750%, 4/25/45(4)	95	96
JPMorgan Chase Mortgage Trust
14-2, 2A2 144A 3.500%, 6/25/29(3)(4)	74	77
16-1 A3, 144A 3.500%, 4/25/45(4)	100	103
15-1 AM1, 144A 4.388%, 7/15/46(4)	225	247
MASTR Alternative Loan Trust 03-8, 2A1 5.750%, 11/25/33	150	155
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(4)	83	84

	PAR VALUE	VALUE

Non-Agency—continued
Morgan Stanley—Bank of America (Merrill Lynch) Trust 15-C26,C 4.558%, 10/15/48(3)	$115	$116
Morgan Stanley—Bank of America (Merrill Lynch) Trust 15-C22, AS 3.561%, 4/15/48	225	237
Morgan Stanley Capital I Trust
06-IQ12, A4 5.332%, 12/15/43	247	248
07-IQ14, A4 5.692%, 4/15/49(3)	240	245
07-IQ14, AM 5.865%, 4/15/49(3)	130	130
Motel 6 Trust 15-MTL6 D 144A 4.532%, 2/5/30(4)	155	154
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(3)(4)	120	125
15-2A, A1 3.750%, 8/25/55(3)	96	101
16-1A, A1 144A 3.750%, 3/25/56(3)(4)	94	98
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(4)	110	108
Novastar Mortgage Funding Trust Series 04-4, M5 2.178%, 3/25/35	120	116
Residential Asset Mortgage Products, Inc. 05-SL2, A4 7.500%, 2/25/32	59	60
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(3)(4)	105	109
14-4, A6 144A 3.500%, 11/25/44(4)	98	100
Structured Adjustable Rate Mortgage Loan Trust 04-1, 6A 2.960%, 2/25/34(3)	138	134
Towd Point Mortgage Trust
15-1, A2 3.250%, 10/25/53	100	101
15-5, A2 144A 3.500%, 5/25/55(4)	100	102
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	285	290
07-C30, AM 5.383%, 12/15/43	160	163
07-C31, A4 5.509%, 4/15/47	206	209
15-LC20, B 3.719%, 4/15/50	50	52
07-C33, A5 6.147%, 2/15/51(3)	140	146
Wells Fargo—Royal Bank of Scotland plc Commercial Mortgage Trust 11-C5, C 144A 5.847%, 11/15/44(3)(4)	110	120

	PAR VALUE	VALUE

Non-Agency—continued
WinWater Mortgage Loan Trust 16-1A5, 144A 3.500%, 1/20/46(3)(4)	$89	$91

		9,155
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $12,655)		13,234

ASSET-BACKED SECURITIES—2.1%
AmeriCredit Automobile Receivables Trust
12-4, D 2.680%, 10/9/18	140	141
13-2, D 2.420%, 5/8/19	275	276
BXG Receivables Note Trust 12-A, A 144A 2.660%, 12/2/27(4)	54	54
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(4)	49	51
Drive Auto Receivables Trust 14-AA, C 144A 3.060%, 5/17/21(4)	150	151
Exeter Automobile Receivables Trust
14-1A, B 144A 2.420%, 1/15/19(4)	115	114
15-A1, C 144A 4.100%, 12/15/20(4)	135	134
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	76	77
Flagship Credit Auto Trust 16-1, A 144A 2.770%, 12/15/20(4)	126	127
LEAF Receivables Funding 9 LLC 13-1,E2 C 144A 3.460%, 9/15/21(4)	150	150
OneMain Financial Issuance Trust 15-A1, A 144A 3.190%, 3/18/26(4)	125	126
SoFi Professional Loan Program LLC 16-A, A2 144A 2.760%, 12/26/36(4)	95	96
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(4)	155	150
Structured Asset Securities Corp. 01-SB1, A2 3.375%, 8/25/31	72	71
TCF Auto Receivables Owner Trust 14-1A, C 144A 3.120%, 4/15/21(4)	165	167
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(4)	112	116
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	100	102
TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,098)		2,103

Refer to Footnote Legend on page 29.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES—18.7%

Consumer Discretionary—1.7%
Aramark Services, Inc. 144A 4.750%, 6/1/26(4)	$50	$49
CCO Holdings LLC
5.250%, 3/15/21	40	42
144A 5.125%, 5/1/23(4)	50	51
144A 5.750%, 2/15/26(4)	55	57
144A 5.500%, 5/1/26(4)	25	25
Delphi Automotive plc 3.150%, 11/19/20	90	93
Hanesbrands, Inc.
144A 4.625%, 5/15/24(4)	10	10
144A 4.875%, 5/15/26(4)	25	25
Hyatt Hotels Corp. 3.375%, 7/15/23	115	116
International Game Technology plc 7.500%, 6/15/19	75	83
Marriott International, Inc. Series N, 3.125%, 10/15/21	105	109
MGM Growth Properties Operating Partnership LP (MGP Escrow, Inc.) 144A 5.625%, 5/1/24(4)	10	11
MGM Resorts International 6.000%, 3/15/23	40	42
New York University 4.142%, 7/1/48	70	72
Numericable Group S.A. 144A 6.000%, 5/15/22(4)	200	195
Penn National Gaming, Inc. 5.875%, 11/1/21	50	51
Priceline Group, Inc. (The) 3.650%, 3/15/25	130	138
QVC, Inc. 5.125%, 7/2/22	135	146
Sirius XM Radio, Inc. 144A 5.375%, 7/15/26(4)	90	89
Starwood Hotels & Resorts Worldwide, Inc. 3.125%, 2/15/23	200	202
Wyndham Worldwide Corp. 5.100%, 10/1/25	130	141

		1,747

Consumer Staples—0.4%
CVS Health Corp. 2.875%, 6/1/26	110	112
Flowers Foods, Inc. 4.375%, 4/1/22	120	131
Kraft Heinz Foods Co.
144A 2.800%, 7/2/20(4)	20	21
144A 3.500%, 7/15/22(4)	25	26
Safeway, Inc. 7.250%, 2/1/31	70	68
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(4)	73	79

		437

Energy—2.3%
Anadarko Petroleum Corp. 5.550%, 3/15/26	20	22

	PAR VALUE	VALUE

Energy—continued
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(4)	$20	$19
Ecopetrol S.A. 4.125%, 1/16/25	135	122
Enbridge Energy Partners LP 4.375%, 10/15/20	25	26
Gazprom OAO (Gaz Capital S.A.) 144A 6.000%, 11/27/23(4)(8)	200	214
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	70	75
Kinder Morgan, Inc.
4.300%, 6/1/25	150	154
7.750%, 1/15/32	60	67
Linn Energy LLC 6.500%, 9/15/21(10)	50	9
Lukoil OAO International Finance BV 144A 7.250%, 11/5/19(4)	175	196
MPLX LP 144A 4.875%, 12/1/24(4)	170	166
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	95	87
Occidental Petroleum Corp.
3.400%, 4/15/26	5	5
4.400%, 4/15/46	60	66
Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(4)(10)	100	19
Petrobras Global Finance BV 5.375%, 1/27/21	55	51
Petroleos Mexicanos 144A
6.875%, 8/4/26	35	39
6.500%, 6/2/41	90	91
5.500%, 6/27/44	60	54
PHI, Inc. 5.250%, 3/15/19	35	33
Regency Energy Partners LP 5.000%, 10/1/22	135	139
Rowan Cos., Inc. 4.875%, 6/1/22	140	122
SM Energy Co. 6.125%, 11/15/22	45	42
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(4)	140	140
TransCanada Trust 5.625%, 5/20/75(3)(5)	100	92
Williams Cos., Inc. (The) 3.700%, 1/15/23	100	88
Williams Partners LP 3.900%, 1/15/25	145	132

		2,270

Financials—9.3%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	60	62
Allstate Corp. (The) 5.750%, 8/15/53(3)(5)	135	138

	PAR VALUE	VALUE

Financials—continued
Ally Financial, Inc.
4.250%, 4/15/21	$40	$40
5.750%, 11/20/25	60	60
American Campus Communities LP 3.350%, 10/1/20	15	16
Apollo Management Holdings LP 144A 4.000%, 5/30/24(4)	135	139
Ares Capital Corp.
4.875%, 11/30/18	18	19
3.875%, 1/15/20	49	51
Ares Finance Co., LLC 144A 4.000%, 10/8/24(4)	140	137
Aviation Capital Group Corp. 144A 2.875%, 9/17/18(4)	25	25
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 6.500%, 3/10/21	150	165
Banco de Credito del Peru 4.250%, 4/1/23	164	174
Banco de Credito e Inversiones 4.000%, 2/11/23	200	211
Banco Internacional del Peru SAA Interbank 6.625%, 3/19/29	115	123
Bank of America Corp.
5.650%, 5/1/18	400	429
4.200%, 8/26/24	155	160
Berkshire Hathaway, Inc.
2.750%, 3/15/23	10	10
3.125%, 3/15/26	25	26
Brixmor Operating Partnership LP 3.875%, 8/15/22	35	36
Citigroup, Inc.
4.600%, 3/9/26	140	148
6.250%, 12/29/49(3)	125	129
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	200	199
Corporate Office Properties LP
3.700%, 6/15/21	90	91
3.600%, 5/15/23	150	146
Digital Realty Trust LP
3.400%, 10/1/20	50	52
3.950%, 7/1/22	65	68
Education Realty Operating Partnership LP 4.600%, 12/1/24	135	138
Fidelity National Financial, Inc.
6.600%, 5/15/17	175	182
5.500%, 9/1/22	40	44
Fifth Third Bancorp 4.500%, 6/1/18	150	158
First Horizon National Corp. 3.500%, 12/15/20	110	111
First Niagara Financial Group, Inc. 7.250%, 12/15/21	125	148
Ford Motor Credit Co. LLC 5.750%, 2/1/21	75	85
FS Investment Corp.
4.250%, 1/15/20	115	118
4.750%, 5/15/22	35	36

Refer to Footnote Legend on page 29.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—continued
General Motors Financial Co., Inc.
3.500%, 7/10/19	$120	$124
4.200%, 3/1/21	40	42
Genworth Holdings, Inc. 4.900%, 8/15/23	68	52
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	180	186
HCP, Inc. 3.750%, 2/1/19	50	52
Healthcare Realty Trust, Inc.
3.875%, 5/1/25	80	81
4.000%, 6/1/25	135	142
Healthcare Trust of America Holdings LP 3.375%, 7/15/21	50	51
Highwoods Realty LP 3.625%, 1/15/23	135	137
Hospitality Properties Trust 4.500%, 3/15/25	130	131
HSBC USA, Inc. 1.700%, 3/5/18	135	135
Huntington Bancshares, Inc. 7.000%, 12/15/20	95	111
Hutchison Whampoa International Ltd. Series 12 144A 6.000% (4)(5)(6)	160	165
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
6.000%, 8/1/20	55	54
5.875%, 2/1/22	45	43
iStar Financial, Inc. 5.000%, 7/1/19	45	42
Jefferies Group LLC 6.875%, 4/15/21	150	170
KeyCorp. 5.100%, 3/24/21	165	186
Kilroy Realty LP 4.375%, 10/1/25	110	119
Kimco Realty Corp. 3.400%, 11/1/22	115	121
Korea Finance Corp. 4.625%, 11/16/21	200	227
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	135	143
Lincoln National Corp. 6.050%, 4/20/67(3)(5)	50	33
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)	150	168
Manulife Financial Corp. 4.150%, 3/4/26	100	107
McGraw Hill Financial, Inc. 4.000%, 6/15/25	125	137
Morgan Stanley
4.100%, 5/22/23	80	83
4.350%, 9/8/26	100	105
National Retail Properties, Inc. 5.500%, 7/15/21	150	172
PKO Finance AB 144A 4.630%, 9/26/22(4)(8)	200	209
Prudential Financial, Inc.
5.875%, 9/15/42(3)	90	97
5.625%, 6/15/43(3)(5)	60	62

	PAR VALUE	VALUE

Financials—continued
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	$105	$103
Sabra Health Care LP 5.500%, 2/1/21	60	62
Santander Holdings USA, Inc. 2.650%, 4/17/20	130	128
SBA Telecommunications LLC (Tower Trust) 144A 2.877%, 7/15/21(4)	100	101
Select Income REIT 4.500%, 2/1/25	125	123
Sovran Acquisition LP 3.500%, 7/1/26	50	50
Springleaf Finance Corp. 5.250%, 12/15/19	45	42
Teachers Insurance & Annuity Association Asset Management Finance Co. LLC 144A 4.125%, 11/1/24(4)	125	131
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	110	108
Toronto-Dominion Bank (The) 2.125%, 4/7/21	65	66
Trinity Acquisition plc
3.500%, 9/15/21	10	10
4.400%, 3/15/26	80	84
Unum Group 7.125%, 9/30/16	125	127
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22	155	160
Wells Fargo & Co. Series M, 3.450%, 2/13/23	115	119
Willis Group Holdings plc 5.750%, 3/15/21	125	140
WP Carey, Inc. 4.600%, 4/1/24	105	108
Zions Bancorporation 4.500%, 6/13/23	40	42

		9,265

Health Care—1.2%
AbbVie, Inc.
3.600%, 5/14/25	45	47
3.200%, 5/14/26	65	66
4.450%, 5/14/46	40	41
Becton Dickinson and Co. 3.300%, 3/1/23	135	142
Cardinal Health, Inc.
3.200%, 3/15/23	70	73
3.750%, 9/15/25	105	114
DaVita Healthcare Partners, Inc. 5.000%, 5/1/25	60	60
Endo Finance LLC 144A 5.875%, 1/15/23(4)	50	44
Express Scripts Holding Co. 3.900%, 2/15/22	140	150
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(4)	80	89
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(4)	15	15

	PAR VALUE	VALUE

Health Care—continued
HCA, Inc.
5.375%, 2/1/25	$40	$41
5.250%, 6/15/26	40	41
MEDNAX, Inc. 144A 5.250%, 12/1/23(4)	55	56
Mylan NV
144A 3.000%, 12/15/18(4)	35	36
144A 3.150%, 6/15/21(4)	20	20
Tenet Healthcare Corp. 4.153%, 6/15/20(3)	35	35
Universal Health Services, Inc.
144A 4.750%, 8/1/22(4)	10	10
144A 5.000%, 6/1/26(4)	25	25
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(4)	15	13
144A 5.625%, 12/1/21(4)	25	21
144A 5.875%, 5/15/23(4)	10	8
Zoetis, Inc. 3.250%, 2/1/23	70	71

		1,218

Industrials—0.9%
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	70	60
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(4)	42	44
Carpenter Technology Corp. 5.200%, 7/15/21	150	150
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	141	150
01-1, A1 6.703%, 6/15/21	60	63
Lockheed Martin Corp. 3.100%, 1/15/23	100	105
Penske Truck Leasing Co. LP 144A 3.375%, 2/1/22(4)	50	51
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	207	220
Virgin Australia Trust 13-1A 144A 5.000%, 10/23/23(4)	90	93

		936

Information Technology—0.8%
Apple, Inc.
2.850%, 2/23/23	30	32
3.250%, 2/23/26	80	85
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A 4.420%, 6/15/21(4)	10	10
144A 5.875%, 6/15/21(4)	5	5
144A 5.450%, 6/15/23(4)	15	16
144A 7.125%, 6/15/24(4)	10	11
144A 6.020%, 6/15/26(4)	10	10
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	135	138
Electronic Arts, Inc. 3.700%, 3/1/21	15	16
Fidelity National Information Services, Inc. 3.625%, 10/15/20	40	42

Refer to Footnote Legend on page 29.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Information Technology—continued
Hewlett Packard Enterprise Co. 144A 4.900%, 10/15/25(4)	$60	$63
LAM Research Corp.
3.450%, 6/15/23	25	26
3.900%, 6/15/26	40	42
Oracle Corp. 2.650%, 7/15/26	125	125
Verisk Analytics, Inc. 4.000%, 6/15/25	125	131
Western Digital Corp. 144A 7.375%, 4/1/23(4)	15	16

		768

Materials—0.7%
Airgas, Inc. 3.050%, 8/1/20	7	7
ArcelorMittal 6.125%, 6/1/25	100	100
Freeport-McMoRan Copper & Gold, Inc. 3.875%, 3/15/23	55	48
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	100	102
Methanex Corp. 4.250%, 12/1/24	130	116
NewMarket Corp. 4.100%, 12/15/22	142	148
Reynolds Group Issuer, Inc. 144A 5.125%, 7/15/23(4)	35	35
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	100	98

		654

Telecommunication Services—0.7%
AT&T, Inc.
3.000%, 6/30/22	50	51
4.800%, 6/15/44	80	82
CenturyLink, Inc.
Series V 5.625%, 4/1/20	40	42
Series Y 7.500%, 4/1/24	30	30
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	250	272
Qwest Corp. 7.250%, 9/15/25	55	59
T-Mobile USA, Inc. 6.500%, 1/15/26	45	48
West Corp. 144A 4.750%, 7/15/21(4)	45	45
Windstream Corp. 7.750%, 10/15/20	80	79

		708

Utilities—0.7%
Dominion Resources, Inc. 2.962%, 7/1/19(3)	10	10
Electricite de France S.A. 144A 5.250%(3)(4)(5)(6)	170	163

	PAR VALUE	VALUE

Utilities—continued
Entergy Mississippi, Inc. 3.100%, 7/1/23	$175	$181
Kansas City Power & Light Co. 3.150%, 3/15/23	110	113
NRG Yield Operating LLC 5.375%, 8/15/24	40	40
Southern Power Co. 4.150%, 12/1/25	145	157

		664
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $18,332)		18,667

LOAN AGREEMENTS(3)—0.7%

Consumer Discretionary—0.1%
PetSmart, Inc. Tranche B-1, 4.250%, 3/11/22	62	62

Consumer Staples—0.0%
Coty, Inc. Tranche B, 3.750%, 10/27/22	14	14
Galleria Co. Tranche B, 3.750%, 1/26/23	27	27

		41

Energy—0.0%
Paragon Offshore Finance Co. 5.250%, 7/16/21(11)	33	9
Seadrill Operating LP 4.000%, 2/21/21	51	23

		32

Financials—0.1%
Delos Finance S.a.r.l. 3.500%, 3/6/21	80	80

Industrials—0.1%
AWAS Finance Luxembourg S.A. 3.500%, 7/16/18	29	29
McGraw-Hill Global Education Holdings LLC Tranche B, 5.000%, 5/4/22	52	52

		81

Information Technology—0.3%
Blue Coat Holdings LLC, Inc. 4.500%, 5/20/22	26	26
First Data Corp.
Tranche 2021, 4.452%, 3/24/21	76	76
Tranche 2022 B, 4.202%, 7/8/22	23	23
Infinity Acquisition Ltd. 4.250%, 8/6/21	54	52
Mitchell International, Inc. 4.500%, 10/13/20	32	31
NXP BV (NXP Funding LLC) Tranche B, 3.750%, 12/7/20	37	37

	PAR VALUE		VALUE

Information Technology—continued
SS&C Technologies Holdings Europe S.a.r.l.
Tranche B-1, 4.000%, 7/8/22	$24		$24
Tranche B-2, 4.000%, 7/8/22	3		3

			272

Materials—0.1%
CPI Acquisition, Inc. First Lien, 5.500%, 8/17/22	36		35
Fortescue Metals Group (FMG) Resources Property Ltd. 4.250%, 6/30/19	47		45
Huntsman International LLC 4.250%, 4/1/23	22		22
PolyOne Corp. 3.500%, 11/11/22	30		30

			132

Utilities—0.0%
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.934%, 10/10/17(11)	65		22
TOTAL LOAN AGREEMENTS
(Identified Cost $801)			722

	SHARES

PREFERRED STOCKS—0.6%

Financials—0.6%
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(3)	40	(7)	40
Bank of New York Mellon Corp. (The) Series E, 4.950%(3)	40	(7)	40
Goldman Sachs Group, Inc. (The) Series L, 5.700%(3)	55	(7)	55
JPMorgan Chase & Co. Series V, 5.000%(3)	100	(7)	96
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	95	(7)	91
Wells Fargo & Co. Series K, 7.980%(3)	95	(7)	99
XLIT Ltd. Series E, 6.50%	100	(7)	70
Zions Bancorp. 6.950%(3)	4,250		127
TOTAL PREFERRED STOCKS
(Identified Cost $635)			618

Refer to Footnote Legend on page 29.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—57.5%

Consumer Discretionary—9.7%
Five Below, Inc.(2)	26,000	$1,207
Garmin Ltd.	7,000	297
Harley-Davidson, Inc.	7,000	317
Home Depot, Inc. (The)	9,000	1,149
Mattel, Inc.	9,000	282
McDonald’s Corp.	9,000	1,083
Mohawk Industries, Inc.(2)	6,000	1,138
Omnicom Group, Inc.	4,000	326
Scripps Networks Interactive, Inc. Class A	5,000	311
Target Corp.	17,000	1,187
Time Warner, Inc.	16,000	1,177
Viacom, Inc. Class B	29,000	1,203

		9,677

Consumer Staples—4.8%
Archer-Daniels-Midland Co.	29,000	1,244
PepsiCo, Inc.	11,000	1,165
Pilgrim’s Pride Corp.	45,000	1,147
Wal-Mart Stores, Inc.	17,000	1,241

		4,797

Energy—2.8%
Columbia Pipeline Partners LP	34,000	510
Devon Energy Corp.	17,000	616
Helmerich & Payne, Inc.	5,000	335
Newfield Exploration Co.(2)	15,000	663
Schlumberger Ltd.	9,000	712

		2,836

Financials—7.0%
BlackRock, Inc.	3,400	1,165
JPMorgan Chase & Co.	20,000	1,243
Lincoln National Corp.	28,000	1,086
Progressive Corp. (The)	37,000	1,239
Prudential Financial, Inc.	16,000	1,141
Wells Fargo & Co.	24,000	1,136

		7,010

Health Care—8.4%
Abbott Laboratories	32,000	1,258
Becton, Dickinson & Co.	7,000	1,187
Danaher Corp.	12,000	1,212
Gilead Sciences, Inc.	14,000	1,168
HCA Holdings, Inc.(2)	15,000	1,155
Johnson & Johnson	10,000	1,213
UnitedHealth Group, Inc.	9,000	1,271

		8,464

Industrials—8.3%
Boeing Co. (The)	9,000	1,169
Eaton Corp. plc	19,000	1,135
Emerson Electric Co.	22,000	1,147
Fluor Corp.	24,000	1,183
General Dynamics Corp.	8,000	1,114
Southwest Airlines Co.	27,000	1,059
United Parcel Service, Inc. Class B	11,000	1,185
W.W. Grainger, Inc.	1,300	295

		8,287

	SHARES	VALUE

Information Technology—13.1%
Alibaba Group Holding Ltd. Sponsored ADR(2)	15,000	$1,193
Alphabet, Inc. Class C(2)	1,700	1,177
Analog Devices, Inc.	21,000	1,189
Apple, Inc.	12,000	1,147
Cisco Systems, Inc.	41,000	1,176
Facebook, Inc. Class A(2)	10,000	1,143
Lam Research Corp.	4,000	336
MasterCard, Inc. Class A	12,000	1,057
Microsoft Corp.	23,000	1,177
Paychex, Inc.	20,000	1,190
QUALCOMM, Inc.	22,000	1,178
salesforce.com, Inc.(2)	14,000	1,112

		13,075

Materials—2.2%
Alcoa, Inc.	119,000	1,103
Westrock Co.	29,000	1,127

		2,230

Telecommunication Services—1.2%
Verizon Communications, Inc.	21,000	1,173
TOTAL COMMON STOCKS (Identified Cost $49,631)		57,549

EXCHANGE-TRADED FUND—1.2%
Vaneck Vectors Gold Miners(9)	43,000	1,191
TOTAL EXCHANGE-TRADED FUND (Identified Cost $1,032)		1,191

AFFILIATED MUTUAL FUND—0.3%
Virtus Credit Opportunities Fund Class R6(9)	33,447	323
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $334)		323
TOTAL LONG TERM INVESTMENTS—98.6%
(Identified Cost $89,781)		98,657	(12)

SHORT-TERM INVESTMENT—1.0%

Money Market Mutual Fund—1.0%
JPMorgan Prime Money Market Fund—Institutional Shares (seven-day effective yield 0.380%)(9)	999,678	1,000
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,000)		1,000
TOTAL INVESTMENTS—99.6% (Identified Cost $90,781)		99,657	(1)
Other assets and liabilities, net—0.4%		429

NET ASSETS—100.0%		$100,086

Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2016.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $8,974 or 9.0% of net assets.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)	Value shown as par value.
(8)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(9)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(10)	Security in default.
(11)	Security in default, portion of the interest payments are being received during the bankruptcy proceedings.
(12)	All or a portion segregated as collateral for unsettled loan transactions.

Foreign Currencies:

CLP	Chilean Peso
MXN	Mexican Peso
RUB	Russian Ruble

Country Weightings†
United States	94%
Canada	1
China	1
Mexico	1
Other	3
Total	100%
† % of total investments as of June 30, 2016

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$2,103	$—	$2,103
Corporate Bonds and Notes	18,667	—	18,667
Foreign Government Securities	1,188	—	1,188
Loan Agreements	722	—	722
Mortgage-Backed Securities	13,234	—	13,234
Municipal Bonds	1,162	—	1,162
U.S. Government Securities	1,900	—	1,900
Equity Securities:
Common Stocks	57,549	57,549	—
Preferred Stocks	618	127	491
Exchange-Traded Fund	1,191	1,191	—
Affiliated Mutual Fund	323	323	—
Short-Term Investment	1,000	1,000	—

Total Investments	$99,657	$60,190	$39,467

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2016 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Capital Growth Series	Equity Trend Series		Growth & Income Series
Assets
Investment in securities at value(1)	$191,086	$5,376		$99,226
Cash	1,213	37		750
Receivables
Investment securities sold	947	212		886
Dividends and interest	183	7		30
Tax reclaims	4	—		—
Prepaid expenses	3	—	(2)	1
Prepaid trustee	5	—	(2)	2
Other assets	417	12		216

Total assets	193,858	5,644		101,111

Liabilities
Payables
Series shares repurchased	93	1		9
Investment securities purchased	966	213		536
Investment advisory fee	83	3		38
Administration fees	15	1		8
Transfer agent fees and expenses	— (2)	1		—	(2)
Trustees’ fees and expenses	6	1		3
Professional fees	34	14		29
Distribution and service fees	41	1		21
Trustee deferred compensation plan	417	12		216
Other accrued expenses	36	—	(2)	19

Total liabilities	1,691	247		879

Net Assets	$192,167	$5,397		$100,232

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$142,132	$7,969		$82,887
Accumulated undistributed net investment income (loss)	(289)	(62)		(77)
Accumulated undistributed net realized gain (loss)	(15,035)	(2,916)		3,454
Net unrealized appreciation (depreciation)	65,359	406		13,968

Net Assets	$192,167	$5,397		$100,232

Class A
Net asset value and offering price per share	$24.21	$11.15		$13.09

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	7,937,939	473,256		7,658,977

Net assets	$192,167	$5,276		$100,232

Class I
Net asset value per share	$—	$11.21		$—

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	—	10,770		—

Net assets	$—	$121		$—

(1) Investments in securities at cost	$125,726	$4,970		$85,258
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2016 (Unaudited)

(Reported in thousands except shares and per share amounts)

	International Series	Multi-Sector Fixed Income Series	Real Estate Securities Series
Assets
Investment in unaffiliated securities at value(1)	$176,812	$128,853	$91,233
Investment in affiliated funds at value(2)	—	2,993	—
Foreign currency at value(3)	2	—	—
Cash	7,847	591	750
Receivables
Investment securities sold	1,760	1,082	1,733
Series shares sold	118	—	25
Dividends and interest	436	1,457	305
Tax reclaims	604	—	—
Prepaid expenses	1	1	1
Prepaid trustee	5	4	2
Other assets	402	286	189

Total assets	187,987	135,267	94,238

Liabilities
Payables
Series shares repurchased	50	96	74
Investment securities purchased	—	980	1,773
Investment advisory fees	101	45	47
Administration fees	14	10	7
Transfer agent fees and expenses	1	1	1
Trustees’ fees and expenses	7	4	2
Professional fees	28	35	26
Distribution and service fees	38	27	18
Trustee deferred compensation plan	402	286	189
Other accrued expenses	44	27	16

Total liabilities	685	1,511	2,153

Net Assets	$187,302	$133,756	$92,085

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$198,448	$140,984	$49,034
Accumulated undistributed net investment income (loss)	222	280	827
Accumulated undistributed net realized gain (loss)	(14,870)	(4,862)	5,577
Net unrealized appreciation (depreciation)	3,502	(2,646)	36,647

Net Assets	$187,302	$133,756	$92,085

Class A
Net asset value and offering price per share	$10.78	$9.13	$24.57

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	17,367,632	14,618,052	3,741,075

Net assets	$187,218	$133,527	$91,925

Class I
Net asset value per share	$10.76	$9.12	$24.53

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	7,845	25,059	6,496

Net assets	$84	$229	$160

(1) Investments in unaffiliated securities at cost	$173,210	$131,395	$54,586
(2) Investment in affiliated funds at cost	$—	$3,100	$—
(3) Foreign currency at cost	$2	$—	$—

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2016 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Small-Cap Growth Series		Small-Cap Value Series		Strategic Allocation Series
Assets
Investment in unaffiliated securities at value(1)	$57,310		$92,142		$99,334
Investment in affiliated funds at value(2)	—		—		323
Cash	750		884		1,277
Receivables
Investment securities sold	—		—		432
Dividends and interest	27		44		342
Prepaid expenses	—	(3)	1		1
Prepaid trustee	1		3		3
Other assets	123		201		216

Total assets	58,211		93,275		101,928

Liabilities
Payables
Series shares repurchased	86		129		71
Investment securities purchased	—		—		1,456
Investment advisory fees	31		53		38
Administration fees	4		7		—
Transfer agent fees and expenses	1		—	(3)	—	(3)
Trustees’ fees and expenses	1		3		3
Professional fees	22		26		32
Distribution and service fees	12		19		21
Trustee deferred compensation plan	123		201		216
Other accrued expenses	10		17		5

Total liabilities	290		455		1,842

Net Assets	$57,921		$92,820		$100,086

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$38,733		$62,105		$89,649
Accumulated undistributed net investment income (loss)	(200)		18		6
Accumulated undistributed net realized gain (loss)	3,894		6,800		1,556
Net unrealized appreciation (depreciation)	15,494		23,897		8,875

Net Assets	$57,921		$92,820		$100,086

Class A
Net asset value and offering price per share	$20.17		$16.57		$12.27

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	2,861,240		5,600,780		8,154,138

Net assets	$57,724		$92,820		$100,086

Class I
Net asset value per share	$20.36		$—		$—

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	9,655		—		—

Net assets	$197		$—		$—

(1) Investments in unaffiliated securities at cost	$41,815		$68,245		$90,447
(2) Investment in affiliated funds at cost	$—		$—		$334
(3) Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	Capital Growth Series	Equity Trend Series	Growth & Income Series
Investment Income
Dividends	$999	$45	$1,043
Foreign taxes withheld	(4)	—	—

Total investment income	995	45	1,043

Expenses
Investment advisory fee	675	35	353
Administration fee	119	4	63
Distribution and service fees	241	9	126
Transfer agent fees and expenses	— (1)	1	— (1)
Custodian fees	3	1	2
Printing fees and expenses	20	2	12
Professional fees	29	13	22
Trustees’ fees and expenses	55	3	29
Miscellaneous expenses	34	1	19

Total expenses	1,176	69	626
Less expenses reimbursed and/or waived by investment advisor	(174)	(10)	(127)
Earnings credit from custodian	(1)	— (1)	(1)

Net expenses	1,001	59	498

Net investment income (loss)	(6)	(14)	545

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	9,227	(586)	3,578
Net change in unrealized appreciation (depreciation) on investments	(15,352)	153	(6,576)

Net gain (loss) on investments	(6,125)	(433)	(2,998)

Net increase (decrease) in net assets resulting from operations	$(6,131)	$(447)	$(2,453)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	International Series	Multi-Sector Fixed Income Series	Real Estate Securities Series
Investment Income
Dividends	$2,237	$63	$1,687
Dividends from affiliated funds	—	59	—
Interest	(2)	3,677	—
Foreign taxes withheld	(207)	(1)	—

Total investment income	2,028	3,798	1,687

Expenses
Investment advisory fees	715	331	319
Administration fees	118	82	53
Distribution and service fees	238	165	106
Transfer agent fees and expenses	1	2	2
Custodian fees	11	3	1
Printing fees and expenses	22	14	10
Professional fees	36	27	21
Trustees’ fees and expenses	56	37	23
Miscellaneous expenses	39	25	14

Total expenses	1,236	686	549
Less expenses reimbursed and/or waived by investment advisor	(102)	(63)	(52)
Earnings credit from custodian	(10)	(1)	(1)

Net expenses	1,124	622	496

Net investment income (loss)	904	3,176	1,191

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments	(14,827)	(1,273)	7,082
Net realized gain (loss) on foreign currency transactions	13	(8)	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	6,202	6,660	1,783
Net change in unrealized appreciation (depreciation) on affiliated investments	—	(6)	—
Net change in unrealized appreciation (depreciation) on foreign currency translations	7	6	—

Net gain (loss) on investments	(8,605)	5,379	8,865

Net increase (decrease) in net assets resulting from operations	$(7,701)	$8,555	$10,056

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	Small-Cap Growth Series	Small-Cap Value Series	Strategic Allocation Series
Investment Income
Dividends	$216	$809	$617
Dividends from affiliated funds	—	—	6
Interest	—	—	893
Foreign taxes withheld	—	(5)	—

Total investment income	216	804	1,516

Expenses
Investment advisory fees	233	407	302
Administration fees	34	56	62
Distribution and service fees	68	113	126
Transfer agent fees and expenses	1	— (1)	1
Custodian fees	3	1	2
Printing fees and expenses	6	10	11
Professional fees	18	21	24
Trustees’ fees and expenses	15	25	29
Miscellaneous expenses	11	17	19

Total expenses	389	650	576
Less expenses reimbursed and/or waived by investment advisor	(60)	(103)	(78)
Earnings credit from custodian	(1)	(1)	(1)

Net expenses	328	546	497

Net investment income (loss)	(112)	258	1,019

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments	3,900	6,831	1,655
Net realized gain (loss) on foreign currency transactions	—	—	— (1)
Net change in unrealized appreciation (depreciation) on unaffiliated investments	1,263	2,537	(2,000)
Net change in unrealized appreciation (depreciation) on affiliated investments	—	—	(1)
Net change in unrealized appreciation (depreciation) on foreign currency translations	—	—	— (1)

Net gain (loss) on investments	5,163	9,368	(346)

Net increase (decrease) in net assets resulting from operations	$5,051	$9,626	$673

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Capital Growth Series		Equity Trend Series		Growth & Income Series
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$(6)	$(92)	$(14)	$(178)	$545	$1,055
Net realized gain (loss)	9,227	13,988	(586)	(1,753)	3,578	9,588
Net change in unrealized appreciation (depreciation)	(15,352)	5,479	153	(115)	(6,576)	(21,853)

Increase (decrease) in net assets resulting from operations	(6,131)	19,375	(447)	(2,046)	(2,453)	(11,210)

From Distributions to Shareholders
Net investment income, Class A	—	—	—	—	(413)	(981)
Net realized short-term gains, Class A	—	—	—	—	—	(134)
Net realized long-term gains, Class A	—	—	—	—	(1,733)	(12,618)

Decrease in net assets from distributions to shareholders	—	—	—	—	(2,146)	(13,733)

From Share Transactions
Sale of shares
Class A	1,461	3,115	105	5,160	749	1,441
Class I	—	—	— (1)	— (1)	—	—
Reinvestment of distributions
Class A	—	—	—	—	2,146	13,733
Shares repurchased
Class A	(13,257)	(29,434)	(5,316)	(28,877)	(7,977)	(19,440)
Class I	—	—	— (1)	(139)	—	—

Increase (decrease) in net assets from share transactions	(11,796)	(26,319)	(5,211)	(23,856)	(5,082)	(4,266)

Net increase (decrease) in net assets	(17,927)	(6,944)	(5,658)	(25,902)	(9,681)	(29,209)

Net Assets
Beginning of period	210,094	217,038	11,055	36,957	109,913	139,122

End of period	$192,167	$210,094	$5,397	$11,055	$100,232	$109,913

Accumulated undistributed net investment income (loss) at end of period	$(289)	$(283)	$(62)	$(48)	$(77)	$(209)

Shares
Sales of shares
Class A	62	129	10	429	57	90
Class I	—	—	— (2)	— (2)	—	—
Reinvestment of distributions
Class A	—	—	—	—	169	928
Shares repurchased
Class A	(560)	(1,217)	(497)	(2,392)	(608)	(1,202)
Class I	—	—	— (2)	(11)	—	—

Net Increase/(Decrease)	(498)	(1,088)	(487)	(1,974)	(382)	(184)

(1)	Amount is less than $500.
(2)	Amount is less than 500 shares.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	International Series		Multi-Sector Fixed Income Series		Real Estate Securities Series
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$904	$5,227	$3,176	$7,165	$1,191	$1,583
Net realized gain (loss)	(14,814)	42,856	(1,281)	(3,170)	7,082	14,506
Net change in unrealized appreciation (depreciation)	6,209	(73,082)	6,660	(5,544)	1,783	(14,073)

Increase (decrease) in net assets resulting from operations	(7,701)	(24,999)	8,555	(1,549)	10,056	2,016

From Distributions to Shareholders
Net investment income, Class A	(666)	(5,313)	(2,807)	(5,991)	(755)	(1,272)
Net investment income, Class I	— (1)	(2)	(5)	(10)	(1)	(3)
Net realized short-term gains, Class A	—	—	—	—	(302)	(127)
Net realized short-term gains, Class I	—	—	—	—	(1)	— (1)
Net realized long-term gains, Class A	(36,195)	(8,638)	—	—	(2,765)	(14,884)
Net realized long-term gains, Class I	(16)	(4)	—	—	(5)	(26)

Decrease in net assets from distributions to shareholders	(36,877)	(13,957)	(2,812)	(6,001)	(3,829)	(16,312)

From Share Transactions
Sale of shares
Class A	1,140	4,403	4,370	9,998	4,317	9,419
Class I	—	1	1	179	37	40
Reinvestment of distributions
Class A	36,860	13,951	2,807	5,991	3,822	16,283
Class I	17	6	5	10	7	29
Shares repurchased
Class A	(16,214)	(30,705)	(13,941)	(28,808)	(10,330)	(29,041)
Class I	—	(1)	— (1)	(187)	(52)	(19)

Increase (decrease) in net assets from share transactions	21,803	(12,345)	(6,758)	(12,817)	(2,199)	(3,289)

Net increase (decrease) in net assets	(22,775)	(51,301)	(1,015)	(20,367)	4,028	(17,585)

Net Assets
Beginning of period	210,077	261,378	134,771	155,138	88,057	105,642

End of period	$187,302	$210,077	$133,756	$134,771	$92,085	$88,057

Accumulated undistributed net investment income (loss) at end of period	$222	$(16)	$280	$(85)	$827	$392

Shares
Sales of shares
Class A	88	278	494	1,078	182	341
Class I	—	— (2)	— (2)	20	2	2
Reinvestment of distributions
Class A	3,517	931	309	666	159	691
Class I	2	— (2)	1	1	— (2)	1
Shares repurchased
Class A	(1,225)	(1,898)	(1,561)	(3,111)	(447)	(1,086)
Class I	—	— (2)	— (2)	(20)	(2)	(1)

Net Increase/(Decrease)	2,382	(689)	(757)	(1,366)	(106)	(52)

(1)	Amount is less than $500.
(2)	Amount is less than 500 shares.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Small-Cap Growth Series		Small-Cap Value Series		Strategic Allocation Series
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$(112)	$(101)	$258	$574	$1,019	$2,143
Net realized gain (loss)	3,900	6,320	6,831	9,824	1,655	5,194
Net change in unrealized appreciation (depreciation)	1,263	(5,747)	2,537	(11,926)	(2,001)	(13,593)

Increase (decrease) in net assets resulting from operations	5,051	472	9,626	(1,528)	673	(6,256)

From Distributions to Shareholders
Net investment income, Class A	—	—	(315)	(528)	(886)	(2,012)
Net realized short-term gains, Class A	(48)	(229)	(44)	(206)	—	(226)
Net realized short-term gains, Class I	— (1)	(1)	—	—	—	—
Net realized long-term gains, Class A	(939)	(5,697)	(1,149)	(8,544)	(411)	(7,994)
Net realized long-term gains, Class I	(3)	(19)	—	—	—	—

Decrease in net assets from distributions to shareholders	(990)	(5,946)	(1,508)	(9,278)	(1,297)	(10,232)

From Share Transactions
Sale of shares
Class A	1,093	1,107	448	669	343	1,191
Class I	106	183	—	—	—	—
Reinvestment of distributions
Class A	987	5,925	1,508	9,278	1,297	10,232
Class I	3	21	—	—	—	—
Shares repurchased
Class A	(4,273)	(9,191)	(10,088)	(19,337)	(7,755)	(17,583)
Class I	(107)	(278)	—	—	—	—

Increase (decrease) in net assets from share transactions	(2,191)	(2,233)	(8,132)	(9,390)	(6,115)	(6,160)

Net increase (decrease) in net assets	1,870	(7,707)	(14)	(20,196)	(6,739)	(22,648)

Net Assets
Beginning of period	56,051	63,758	92,834	113,030	106,825	129,473

End of period	$57,921	$56,051	$92,820	$92,834	$100,086	$106,825

Accumulated undistributed net investment income (loss) at end of period	$(200)	$(88)	$18	$75	$6	$(127)

Shares
Sales of shares
Class A	56	53	28	40	28	84
Class I	6	9	—	—	—	—
Reinvestment of distributions
Class A	51	306	95	596	108	784
Class I	— (2)	1	—	—	—	—
Shares repurchased
Class A	(226)	(443)	(643)	(1,151)	(639)	(1,266)
Class I	(5)	(13)	—	—	—	—

Net Increase/(Decrease)	(118)	(87)	(520)	(515)	(503)	(398)

(1)	Amount is less than $500.
(2)	Amount is less than 500 shares.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Capital Growth Series
Class A
1/1/16 to 6/30/16(12)	$24.91	—	(0.70)	(0.70)	—	—	—	(0.70)	$24.21	(2.77	)%(6)	$192,167	1.04	%(5)(9)(11)	1.22	%(5)(9)	(0.01	)%(5)	13	%(6)
1/1/15 to 12/31/15	22.79	(0.01)	2.13	2.12	—	—	—	2.12	24.91	9.26		210,094	1.04	(9)(11)	1.21	(9)	(0.04)		19
1/1/14 to 12/31/14	20.41	(0.00)	2.39	2.39	(0.01)	—	(0.01)	2.38	22.79	11.73		217,038	1.03		1.19		(0.01)		29
1/1/13 to 12/31/13	15.82	0.04	4.61	4.65	(0.06)	—	(0.06)	4.59	20.41	29.44		218,264	1.03		1.14		0.19		30
1/1/12 to 12/31/12	13.99	0.11	1.81	1.92	(0.09)	—	(0.09)	1.83	15.82	13.76		189,975	0.96	(7)	1.13		0.68		16
1/1/11 to 12/31/11	14.67	0.01	(0.68)	(0.67)	(0.01)	—	(0.01)	(0.68)	13.99	(4.60)		189,689	0.95		1.15		0.04		127
Equity Trend Series
Class A
1/1/16 to 6/30/16(12)	$11.38	(0.02)	(0.21)	(0.23)	—	—	—	(0.23)	$11.15	(2.02	)%(6)	$5,276	1.70	%(5)(9)(11)	2.01	%(5)(9)	(0.40	)%(5)	132	%(6)
1/1/15 to 12/31/15	12.55	(0.11)	(1.06)	(1.17)	—	—	—	(1.17)	11.38	(9.32)		10,932	1.71	(9)(11)	2.23	(9)	(0.92)		366
1/1/14 to 12/31/14	13.30	0.04	0.27	0.31	(0.05)	(1.01)	(1.06)	(0.75)	12.55	2.23		36,680	1.70	(8)	1.65		0.32		473
1/1/13 to 12/31/13	10.41	0.06	2.92	2.98	(0.05)	(0.04)	(0.09)	2.89	13.30	28.71		18,710	1.70		1.79		0.52		108
1/1/12 to 12/31/12	9.49	0.15	0.86	1.01	(0.09)	—	(0.09)	0.92	10.41	10.69		4,958	1.70		2.07		1.50		272
2/14/11(4) to 12/31/11	10.00	0.08	(0.52)	(0.44)	(0.07)	—	(0.07)	(0.51)	9.49	(4.47	)(6)	1,250	1.70	(5)	7.31	(5)	0.98	(5)	249	(6)

Class I
1/1/16 to 6/30/16(12)	$11.43	—	(0.22)	(0.22)	—	—	—	(0.22)	$11.21	(1.92	)%(6)	$121	1.45	%(5)(9)(11)	1.75	%(5)(9)	(0.03	)%(5)	132	%(6)
1/1/15 to 12/31/15	12.57	(0.08)	(1.06)	(1.14)	—	—	—	(1.14)	11.43	(9.00)		123	1.46	(9)(11)	2.06	(9)	(0.57)		366
1/1/14 to 12/31/14	13.30	0.05	0.29	0.34	(0.06)	(1.01)	(1.07)	(0.73)	12.57	2.39		277	1.45	(8)	1.41		0.40		473
4/30/13(4) to 12/31/13	11.69	0.07	1.66	1.73	(0.08)	(0.04)	(0.12)	1.61	13.30	14.64	(6)	140	1.45	(5)	1.50	(5)	0.89	(5)	108
Growth & Income Series
Class A
1/1/16 to 6/30/16(12)	$13.67	0.07	(0.36)	(0.29)	(0.06)	(0.23)	(0.29)	(0.58)	$13.09	(2.08	)%(6)	$100,232	0.99	%(5)(9)(11)	1.24	%(5)(9)	1.08	%(5)	39	%(6)
1/1/15 to 12/31/15	16.91	0.13	(1.55)	(1.42)	(0.14)	(1.68)	(1.82)	(3.24)	13.67	(8.91)		109,913	0.99	(9)(11)	1.23	(9)	0.83		94
1/1/14 to 12/31/14	17.23	0.16	1.51	1.67	(0.17)	(1.82)	(1.99)	(0.32)	16.91	9.64		139,122	0.98		1.20		0.91		53
1/1/13 to 12/31/13	14.23	0.11	4.39	4.50	(0.14)	(1.36)	(1.50)	3.00	17.23	31.81		150,383	0.98		1.14		0.84		54
1/1/12 to 12/31/12	12.51	0.12	1.73	1.85	(0.13)	—	(0.13)	1.72	14.23	14.77		137,385	0.91	(7)	1.14		0.83		73
1/1/11 to 12/31/11	12.82	0.09	(0.30)	(0.21)	(0.10)	—	(0.10)	(0.31)	12.51	(1.66)		148,283	0.90		1.16		0.69		36
International Series
Class A
1/1/16 to 6/30/16(12)	$14.01	0.06	(0.63)	(0.57)	(0.05)	(2.61)	(2.66)	(3.23)	$10.78	(3.54	)%(6)	$187,218	1.18	%(5)(9)(11)	1.30	%(5)(9)	0.95	%(5)(9)	36	%(6)
1/1/15 to 12/31/15	16.67	0.35	(2.04)	(1.69)	(0.37)	(0.60)	(0.97)	(2.66)	14.01	(10.48)		209,990	1.19	(9)(11)	1.30	(9)	2.16		104
1/1/14 to 12/31/14	18.23	0.67	(1.34)	(0.67)	(0.71)	(0.18)	(0.89)	(1.56)	16.67	(3.90)		261,281	1.18		1.26		3.60		9
1/1/13 to 12/31/13	17.30	0.35	0.97	1.32	(0.39)	—	(0.39)	0.93	18.23	7.78		317,726	1.18		1.18		1.97		11
1/1/12 to 12/31/12	15.28	0.41	2.06	2.47	(0.45)	—	(0.45)	2.02	17.30	16.52		341,717	1.06	(7)	1.18		2.53		13
1/1/11 to 12/31/11	16.45	0.47	(1.21)	(0.74)	(0.43)	—	(0.43)	(1.17)	15.28	(4.57)		335,529	1.03		1.19		2.91		17

Class I
1/1/16 to 6/30/16(12)	$13.99	0.08	(0.63)	(0.55)	(0.07)	(2.61)	(2.68)	(3.23)	$10.76	(3.44	)%(6)	$84	0.93	%(5)(9)(11)	1.05	%(5)(9)	1.21	%(5)	36	%(6)
1/1/15 to 12/31/15	16.65	0.38	(2.03)	(1.65)	(0.41)	(0.60)	(1.01)	(2.66)	13.99	(10.26)		87	0.94	(9)(11)	1.05	(9)	2.39		104
1/1/14 to 12/31/14	18.22	0.69	(1.32)	(0.63)	(0.76)	(0.18)	(0.94)	(1.57)	16.65	(3.71)		97	0.93		1.01		3.71		9
4/30/13(4) to 12/31/13	18.40	0.18	0.08	0.26	(0.44)	—	(0.44)	(0.18)	18.22	1.17	(6)	104	0.93	(5)	0.93	(5)	1.54	(5)	11

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate		Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Multi-Sector Fixed Income Series
Class A
1/1/16 to 6/30/16(12)	$8.75	0.21	0.37	0.58	(0.20)	—	(0.20)	—		0.38	$9.13	6.60	%(6)	$133,527	0.94	%(5)(9)(11)	1.04	%(5)(9)	4.79	%(5)	37	%(6)
1/1/15 to 12/31/15	9.25	0.45	(0.56)	(0.11)	(0.39)	—	(0.39)	—	(10)	(0.50)	8.75	(1.26)		134,558	0.95	(9)(11)	1.03	(9)	4.89		55
1/1/14 to 12/31/14	9.54	0.48	(0.29)	0.19	(0.48)	—	(0.48)	—		(0.29)	9.25	1.90		154,915	0.94		1.01		4.93		48
1/1/13 to 12/31/13	9.88	0.51	(0.30)	0.21	(0.55)	—	(0.55)	—		(0.34)	9.54	2.25		171,995	0.94		0.96		5.23		56
1/1/12 to 12/31/12	9.18	0.58	0.74	1.32	(0.62)	—	(0.62)	—		0.70	9.88	14.69		203,775	0.78	(7)	0.94		5.94		85
1/1/11 to 12/31/11	9.55	0.63	(0.34)	0.29	(0.66)	—	(0.66)	—		(0.37)	9.18	2.99		197,016	0.75		0.97		6.50		39

Class I
1/1/16 to 6/30/16(12)	$8.74	0.22	0.37	0.59	(0.21)	—	(0.21)	—		0.38	$9.12	6.74	%(6)	$229	0.69	%(5)(9)(11)	0.79	%(5)(9)	5.05	%(5)	37	%(6)
1/1/15 to 12/31/15	9.24	0.47	(0.56)	(0.09)	(0.41)	—	(0.41)	—	(10)	(0.50)	8.74	(1.00)		213	0.70	(9)(11)	0.78	(9)	5.11		55
1/1/14 to 12/31/14	9.53	0.51	(0.29)	0.22	(0.51)	—	(0.51)	—		(0.29)	9.24	2.16		223	0.69		0.76		5.19		48
4/30/13(4) to 12/31/13	10.19	0.36	(0.44)	(0.08)	(0.58)	—	(0.58)	—		(0.66)	9.53	(0.89	)(6)	124	0.69	(5)	0.71	(5)	5.54	(5)	56
Real Estate Securities Series
Class A
1/1/16 to 6/30/16(12)	$22.85	0.32	2.46	2.78	(0.21)	(0.85)	(1.06)	—		1.72	$24.57	12.28	%(6)	$91,925	1.17	%(5)(9)(11)	1.29	%(5)(9)	2.80	%(5)	22	%(6)
1/1/15 to 12/31/15	27.05	0.44	0.17	0.61	(0.37)	(4.44)	(4.81)	—		(4.20)	22.85	2.38		87,899	1.18	(9)(11)	1.29	(9)	1.64		18
1/1/14 to 12/31/14	23.33	0.29	7.00	7.29	(0.31)	(3.26)	(3.57)	—		3.72	27.05	31.62		105,508	1.16		1.27		1.10		22
1/1/13 to 12/31/13	27.78	0.34	(0.05)	0.29	(0.43)	(4.31)	(4.74)	—		(4.45)	23.33	0.90		90,794	1.16		1.22		1.20		26
1/1/12 to 12/31/12	26.18	0.30	4.10	4.40	(0.29)	(2.51)	(2.80)	—		1.60	27.78	16.98		102,399	1.11	(7)	1.20		1.03		18
1/1/11 to 12/31/11	25.43	0.24	2.25	2.49	(0.19)	(1.55)	(1.74)	—		0.75	26.18	9.87		103,114	1.10		1.22		0.90		22

Class I
1/1/16 to 6/30/16(12)	$22.81	0.38	2.43	2.81	(0.24)	(0.85)	(1.09)	—		1.72	$24.53	12.44	%(6)	$160	0.92	%(5)(9)(11)	1.04	%(5)(9)	3.28	%(5)	22	%(6)
1/1/15 to 12/31/15	27.02	0.48	0.19	0.67	(0.44)	(4.44)	(4.88)	—		(4.21)	22.81	2.62		158	0.94	(9)(11)	1.05	(9)	1.79		18
1/1/14 to 12/31/14	23.30	0.34	7.02	7.36	(0.38)	(3.26)	(3.64)	—		3.72	27.02	31.98		134	0.91		1.02		1.30		22
4/30/13(4) to 12/31/13	30.96	0.23	(3.08)	(2.85)	(0.50)	(4.31)	(4.81)	—		(7.66)	23.30	(10.45	)(6)	102	0.91	(5)	0.98	(5)	1.23	(5)	26
Small-Cap Growth Series
Class A
1/1/16 to 6/30/16(12)	$18.75	(0.04)	1.81	1.77	—	(0.35)	(0.35)	—		1.42	$20.17	9.52	%(6)	$57,724	1.20	%(5)(9)(11)	1.42	%(5)(9)	(0.41	)%(5)	14	%(6)
1/1/15 to 12/31/15	20.73	(0.04)	0.23	0.19	—	(2.17)	(2.17)	—		(1.98)	18.75	0.73		55,872	1.20	(9)(11)	1.41	(9)	(0.17)		18
1/1/14 to 12/31/14	21.72	(0.13)	1.29	1.16	—	(2.15)	(2.15)	—		(0.99)	20.73	5.50		63,483	1.19		1.38		(0.62)		20
1/1/13 to 12/31/13	15.66	(0.12)	6.39	6.27	(0.05)	(0.16)	(0.21)	—		6.06	21.72	40.20		70,948	1.19		1.33		(0.63)		28
1/1/12 to 12/31/12	14.03	0.07	1.59	1.66	(0.03)	—	(0.03)	—		1.63	15.66	11.81		59,898	1.07	(7)	1.32		0.44		16
1/1/11 to 12/31/11	13.24	(0.02)	2.23	2.21	—	(1.42)	(1.42)	—		0.79	14.03	16.59		64,868	1.05		1.35		(0.15)		35

Class I
1/1/16 to 6/30/16(12)	$18.90	(0.02)	1.83	1.81	—	(0.35)	(0.35)	—		1.46	$20.36	9.66	%(6)	$197	0.95	%(5)(9)(11)	1.18	%(5)(9)	(0.18	)%(5)	14	%(6)
1/1/15 to 12/31/15	20.82	—	0.25	0.25	—	(2.17)	(2.17)	—		(1.92)	18.90	1.01		179	0.96	(9)(11)	1.17	(9)	(0.02)		18
1/1/14 to 12/31/14	21.75	(0.07)	1.29	1.22	—	(2.15)	(2.15)	—		(0.93)	20.82	5.78		275	0.94		1.14		(0.34)		20
4/30/13(4) to 12/31/13	17.29	(0.03)	4.70	4.67	(0.05)	(0.16)	(0.21)	—		4.46	21.75	26.28	(6)	137	0.94	(5)	1.07	(5)	(0.23	)(5)	28

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(3)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Small-Cap Value Series
Class A
1/1/16 to 6/30/16(12)	$15.17	0.04	1.64	1.68	(0.06)	(0.22)	(0.28)	1.40	$16.57	11.11	%(6)	$92,820	1.21	%(5)(9)(11)	1.44	%(5)(9)	0.57	%(5)	11	%(6)
1/1/15 to 12/31/15	17.03	0.09	(0.29)	(0.20)	(0.09)	(1.57)	(1.66)	(1.86)	15.17	(1.37)		92,834	1.22	(9)(11)	1.43	(9)	0.56		16
1/1/14 to 12/31/14	17.72	0.10	0.24	0.34	(0.11)	(0.92)	(1.03)	(0.69)	17.03	1.83		113,030	1.20		1.41		0.61		26
1/1/13 to 12/31/13	12.66	0.04	5.11	5.15	(0.09)	—	(0.09)	5.06	17.72	40.77		135,352	1.20		1.35		0.25		14
1/1/12 to 12/31/12	11.99	0.29	0.67	0.96	(0.29)	—	(0.29)	0.67	12.66	8.13		118,741	1.29	(7)	1.34		2.29		17
1/1/11 to 12/31/11	12.33	0.12	0.48	0.60	(0.10)	(0.84)	(0.94)	(0.34)	11.99	4.54		129,907	1.30		1.36		0.95		22
Strategic Allocation Series
Class A
1/1/16 to 6/30/16(12)	$12.34	0.12	(0.03)	0.09	(0.11)	(0.05)	(0.16)	(0.07)	$12.27	0.76	%(6)	$100,086	0.99	%(5)(9)(11)	1.14	%(5)(9)	2.02	%(5)	35	%(6)
1/1/15 to 12/31/15	14.30	0.25	(0.98)	(0.73)	(0.24)	(0.99)	(1.23)	(1.96)	12.34	(5.38)		106,825	0.99	(9)(11)	1.13	(9)	1.79		75
1/1/14 to 12/31/14	14.41	0.28	0.80	1.08	(0.32)	(0.87)	(1.19)	(0.11)	14.30	7.51		129,473	0.98		1.11		1.89		47
1/1/13 to 12/31/13	13.48	0.27	2.13	2.40	(0.29)	(1.18)	(1.47)	0.93	14.41	17.99		137,453	0.98		1.06		1.88		49
1/1/12 to 12/31/12	12.17	0.29	1.33	1.62	(0.31)	—	(0.31)	1.31	13.48	13.42		135,046	0.87	(7)	1.05		2.18		72
1/1/11 to 12/31/11	12.22	0.30	(0.06)	0.24	(0.29)	—	(0.29)	(0.05)	12.17	1.91		138,124	0.85		1.07		2.39		43

Footnote Legend:

(1)	Computed using average shares outstanding.
(2)	The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(3)	Each Series will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)	Inception date.
(5)	Annualized.
(6)	Not Annualized.
(7)	Blended net expense ratio due to a change in expense limitation agreements during the fiscal year.
(8)	See Note 3D in the Notes to Financial Statements for information on recapture of expense previously waived.
(9)	Earnings credits from Custodian were not material, as reflected in the Statements of Operations, and had no impact on Financial Highlights.
(10)	Amount is less than $.005 per share and payment from affiliate had no impact on total performance.
(11)	Net expense ratios include proxy expenses.
(12)	Unaudited.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2016 (Unaudited)

Note 1—Organization

Virtus Variable Insurance Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It was formed on February 18, 1986, as a Massachusetts business trust, commenced operations on December 5, 1986, and was reorganized as a Delaware statutory trust on February 14, 2011.

The Trust is organized with series, which are currently available only to separate accounts of participating insurance companies to fund variable accumulation annuity contracts and variable universal life insurance policies. As of the date of this report the Trust is comprised of nine series (each a “Series”), each reported in this semiannual report. Each Series’ investment objective is outlined below.

Series Name	Each Series Seeks to Provide
Capital Growth Series	Long-term growth of capital
Equity Trend Series	Long-term capital appreciation
Growth & Income Series	Capital appreciation and current income
International Series	High total return consistent with reasonable risk
Multi-Sector Fixed Income Series	Long-term total return
Real Estate Securities Series	Capital appreciation and income with approximately equal emphasis
Small-Cap Growth Series	Long-term capital growth
Small-Cap Value Series	Long-term capital appreciation
Strategic Allocation Series	High total return over an extended period of time consistent with prudent investment risk

Each Series offers Class A shares. The Equity Trend Series, International Series, Multi-Sector Fixed Income Series, Real Estate Securities Series, and Small-Cap Growth Series also offer Class I shares.

Note 2—Significant Accounting Policies

The significant accounting policies consistently followed by the Trust in the preparation of its financial statements are summarized below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Series, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

•Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

•Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Series calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2016 (Unaudited)

asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Series is notified. Interest income is recorded on the accrual basis. Each Series amortizes premiums and accretes discounts using the effective interest method.

Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Series is treated as a separate taxable entity. It is the intention of each Series to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of June 30, 2016, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2012 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by a Series and other affiliated mutual funds are allocated in proportion to the net assets of each such Series/fund, except where allocation of direct expense to each Series/fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Series bears directly, the contract owners, as investors in the Series, indirectly bear the Series’ pro rata expenses of any underlying mutual funds in which the Series invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Series do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Loan Agreements

Certain Series may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Series may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Series’ investments in loans may be in the form of participations in

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2016 (Unaudited)

loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Series generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Series may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Series purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Series may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased a Series may pay an assignment fee. On an ongoing basis, a Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At June 30, 2016, the Series only held assignment loans.

H.	When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Series may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Series to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Series to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Series records when-issued and delayed delivery securities on the trade date. Each Series maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I.	Earnings Credit and Interest

Through arrangements with the Series’ custodian, most Series either receive an earnings credit or interest on agreed upon target un-invested cash balances to reduce each Series’ custody expenses. The credits are reflected as “Earnings credits from Custodian” and the interest is reflected under “Interest income” in the Series’ Statements of Operations for the period, as applicable.

Note 3—Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Trust. The Adviser manages the Series’ investment programs and general operations of the Series, including oversight of the Series’ subadvisers.

As compensation for its services to the Series, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Series:

Series	First $250 Million	Next $250 Million	Over $500 Million
Capital Growth Series	0.70%	0.65%	0.60%
Growth & Income Series	0.70	0.65	0.60
International Series	0.75	0.70	0.65
Multi-Sector Fixed Income Series	0.50	0.45	0.40
Strategic Allocation Series	0.60	0.55	0.50

	First $1 Billion	Next $1 Billion	Over $2 Billion
Real Estate Securities Series	0.75%	0.70%	0.65%

	First $1 Billion	$1+ Billion
Small-Cap Growth Series	0.85%	0.80%

	First $400 Million	$400 Million to $1 Billion	Over $1 Billion
Small-Cap Value Series	0.90%	0.85%	0.80%

		Rate
Equity Trend Series		1.00%

During the period covered by these financial statements, each of Multi-Sector Fixed Income Series and Strategic Allocation Series invested a portion of its assets in Virtus Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Series on the assets invested in the Credit

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2016 (Unaudited)

Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $7 and $1, respectively. These waivers are in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and are included in the Statements of Operations in “expenses reimbursed and/or waived by the investment adviser”.

B.	Subadvisers

The subadvisers manage the investments of each Series for which they are paid a fee by the Adviser. A list of the subadvisers and the Series they serve is as follows:

Series	Subadviser
Capital Growth Series	Kayne Anderson Rudnick Investment Management, LLC (“KAR”)*
Equity Trend Series	Euclid Advisors LLC (“Euclid”)*
Growth & Income Series	Euclid*
International Series	Euclid*

Series	Subadviser
Multi-Sector Fixed Income Series	Newfleet Asset Management, LLC (“NF”)*
Real Estate Securities Series	Duff & Phelps Investment Management Co.*
Small-Cap Growth Series	KAR*
Small-Cap Value Series	KAR*
Strategic Allocation Series:
Equity Portfolio	Euclid*
Fixed Income Portfolio	NF*

*	An indirect wholly owned subsidiary of Virtus.

C.	Expense Limits

The Adviser has extended the contractual agreement to limit total operating expenses of certain Series of the Trust through April 30, 2017 (excluding front-end or contingent deferred loads, interest, taxes, leverage expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses and acquired fund fees and expenses, if any), so that such expenses do not exceed the following percentages of average net assets:

	Maximum Total Operating Expenses
	Class A	Class I
Capital Growth Series	1.03%	—
Equity Trend Series	1.70	1.45%
Growth & Income Series	0.98	—
International Series	1.18	0.93
Multi-Sector Fixed Income Series	0.94	0.69
Real Estate Securities Series	1.16	0.91
Small-Cap Growth Series	1.19	0.94
Small-Cap Value Series	1.20	—
Strategic Allocation Series	0.98	—

D.	Expense Recapture

The Adviser may recapture operating expenses waived or reimbursed under this arrangement within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. A Series must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration Date
	2016	2017	2018	Total
Capital Growth Series	$211	$336	$375	$922
Equity Trend Series	—	—	99	99
Growth & Income Series	231	312	300	843
International Series	—	252	265	517
Multi-Sector Fixed Income Series	34	115	118	267
Real Estate Securities Series	57	109	105	271
Small-Cap Growth Series	88	121	126	335
Small-Cap Value Series	194	245	219	658
Strategic Allocation Series	112	171	168	451

E.	Administrator and Distributor

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as administrator to the Series.

For the six months ended June 30, 2016 (the “period”), the Series incurred administration fees totaling $475 which are included in the Statements of Operations. A portion of these fees was paid to an outside entity that also provides services to the Series.

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor for all the Series’ shares. Each Series pays VP Distributors distribution and/or service fees under a Board approved Rule 12b-1 plan, at the annual rate of 0.25% of the average daily net assets of such Series’ Class A shares. Class I shares are not subject to a Rule 12b-1 plan. For the period ended June 30, 2016, the

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2016 (Unaudited)

Series incurred distribution fees totaling $1,192 which are included in the Statements of Operations. A portion of these fees was paid to certain insurance companies for marketing and/or shareholder services provided to contract owners.

F.	Affiliated Accounts

At June 30, 2016, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of certain Series which may be redeemed at any time, that aggregated the following:

	Shares	Aggregate Net Asset Value
Equity Trend Series
Class I	9,345	$105
International Series
Class I	7,845	84
Multi-Sector Fixed Income Series
Class I	11,733	107
Real Estate Securities Series
Class I	5,559	136
Small-Cap Growth Series
Class I	7,267	148

G.	Investments in Affiliates

A summary of total long-term and short-term purchases and sales of the affiliated underlying fund, Virtus Credit Opportunities Fund, during the period ended June 30, 2016, is as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Distributions of Realized Gains
Multi-Sector Fixed Income Series	$2,999	$—	$—	$2,993	$59	$—
Strategic Allocation Series	324	—	—	323	6	—

H.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at June 30, 2016.

Note 4—Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term investments) during the period ended June 30, 2016, were as follows:

	Purchases	Sales
Capital Growth Series	$26,321	$40,457
Equity Trend Series	7,435	12,320
Growth & Income Series	39,073	46,658
International Series	64,054	94,583
Multi-Sector Fixed Income Series	43,557	49,218
Real Estate Securities Series	18,844	24,413
Small-Cap Growth Series	7,398	9,971
Small-Cap Value Series	10,268	19,541
Strategic Allocation Series	32,480	40,165

Purchases and sales of long-term U.S. Government and agency securities during the period ended June 30, 2016, were as follows:

	Purchases	Sales
Multi-Sector Fixed Income Series	$5,758	$7,445
Strategic Allocation Series	3,322	2,449

Note 5—Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Series’ ability to repatriate such amounts.

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2016 (Unaudited)

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Certain Series may invest in ETFs, which may expose the Series to the risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Series of owning shares of the ETF will exceed those the Series would incur by investing in such securities directly.

Investing in sector funds or non-diversified funds may be more volatile than investing in broadly diversified funds, and may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified.

Certain Series may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Series, positive or negative, than if the Series did not concentrate its investments in such sectors.

At June 30, 2016, the Series below held securities in specific sectors as detailed below:

Series	Sector	Percentage of Total Investments
Capital Growth Series	Information Technology	34%
Capital Growth Series	Consumer Discretionary	27
Small-Cap Growth Series	Information Technology	33
Small-Cap Value Series	Financials	25
Small-Cap Value Series	Information Technology	25

Note 6—Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Series’ Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where the subadviser determines that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Series.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Series will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The following Series held securities considered to be illiquid at June 30, 2016:

Series	Aggregate Value	% of Fund’s net assets
Multi-Sector Fixed Income Series	$207	0.2%

At June 30, 2016, the Series did not hold any securities that were both illiquid and restricted.

Note 7—Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its Series. In addition, in the normal course of business, the Series enter into contracts that provide a variety of indemnifications to other parties. The Series’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Series and that have not occurred. However, the Series have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 8—Manager of Managers

The Trust and the Adviser have each received an exemptive order from the SEC that permits the Adviser, subject to certain conditions and without the approval of shareholders, to: (a) employ a new unaffiliated subadviser for a Series pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.

Note 9—Mixed and Shared Funding

Shares of the Series are not directly offered to the public. Shares of the Series are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by participating insurance companies.

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2016 (Unaudited)

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in U.S. federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Trust’s Trustees do not foresee any such differences or disadvantages at this time. However, the Trust’s Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Series, or shares of another Series may be substituted.

Note 10—Federal Income Tax Information

($ reported in thousands)

At June 30, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Series were as follows:

Series	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Capital Growth Series	$126,302	$69,330	$(4,546)	$64,784
Equity Trend Series	5,008	436	(68)	368
Growth & Income Series	85,531	15,836	(2,141)	13,695
International Series	173,548	13,840	(10,576)	3,264
Multi-Sector Fixed Income Series	134,847	5,368	(8,369)	(3,001)
Real Estate Securities Series	55,265	36,842	(874)	35,968
Small-Cap Growth Series	41,816	18,168	(2,674)	15,494
Small-Cap Value Series	68,246	26,096	(2,200)	23,896
Strategic Allocation Series	91,013	10,563	(1,919)	8,644

The differences between book basis cost and tax basis cost were primarily attributable to the tax deferral of losses on wash sales.

Certain Series have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

	2017	No Expiration		Total
Series	Short-Term	Short-Term	Long-Term
Capital Growth Series	$23,998	$—	$—	$23,998
Equity Trend Series	—	2,184	—	2,184
Multi-Sector Fixed Income Series	1,395	1,018	934	3,347

The Trust may not realize the benefit of these losses to the extent each Series does not realize gains on investments prior to the expiration of the capital loss carryovers. Utilization of this capital loss carryover is subject to annual limits.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note	11—10% Shareholders

As of June 30, 2016, each Series had individual shareholder account(s) (comprised of participating insurance companies to fund variable accumulation annuity contracts and variable universal life insurance policies), which individually amounted to more than 10% of the total shares outstanding of each such Series as detailed below:

	% of Total Shares Outstanding	Number of Accounts
Capital Growth Series	100%	2
Equity Trend Series	96	3
Growth & Income Series	100	2
International Series	99	2
Multi-Sector Fixed Income Series	89	2
Real Estate Securities Series	90	2
Small-Cap Growth Series	99	2
Small-Cap Value Series	100	2
Strategic Allocation Series	100	2

Note 12—Borrowings

($ reported in thousands)

On July 1, 2015, the Series and other affiliated Funds entered into a $50,000 secured Line of Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Series to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Series’ total net assets in accordance with the Agreement. Interest is charged at the higher of the LIBOR (London Interbank Offered Rate) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Series are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

The Series had no outstanding borrowings at any time during the period ended June 30, 2016.

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2016 (Unaudited)

Note 13—Regulatory Matters and Litigation

From time to time, the Trust, the Series’ investment adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Series’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

Note 14—Subsequent Events

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

VIRTUS VARIABLE INSURANCE TRUST

RESULTS OF SHAREHOLDER MEETING

May 19, 2016

(Unaudited)

At a Special Meeting of Shareholders of all Series of Virtus Variable Insurance Trust, held on May 19, 2016, shareholders voted on the following proposal:

Number of Eligible Votes:	For	Against	Abstain

To elect four trustees to serve on the Board of Trustees

Donald C. Burke	912,836,939.904	54,084,419.603	0

James M. Oates	913,081,285.550	53,840,073.957	0

Richard E. Segerson	914,255,972.669	52,665,386.837	0

Ferdinand L.J. Verdonck	910,922,713.931	55,998,645.576	0

Shareholders of the Trust voted to approve the above proposal.

Virtus Variable Insurance Trust (the “Trust”)

Supplement dated May 27, 2016 to the Statement of Additional Information (“SAI”) dated April 29, 2016

This Supplement supersedes and replaces the supplement filed on May 26, 2016.

Important Notice to Investors

On May 19, 2016, a special meeting of shareholders was held at which the following action was approved by shareholders:

MANAGEMENT OF THE TRUST

Each of Donald C. Burke, James M. Oates, Richard E. Segerson and Ferdinand L. J. Verdonck was elected to the Board of Trustees of the Trust as a new Independent Trustee (as defined in the Investment Company Act of 1940, as amended). Accordingly, effective May 26, 2016, the disclosure below is hereby added to the SAI, under the heading, “Independent Trustees,” on page 64.

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Burke, Donald C. YOB: 1961	Served since 2016.	65	Retired.	Trustee (since 2016), Virtus Mutual Fund Complex (52 portfolios); Director (since 2014) closed-end funds managed by Duff & Phelps Investment Management Co. (4 portfolios); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Oates, James M. YOB: 1946	Served since 2016.	68	Managing Director (since 1994), Wydown Group (consulting firm).	Trustee (since 1987), Virtus Mutual Fund Complex (52); Director (since 1996), Stifel Financial; Director (1998 to 2014), Connecticut River Bancorp; Chairman and Director (1999 to 2014), Connecticut River Bank; Chairman (since 2000), Emerson Investment Management, Inc.; Director (2002 to 2014), New Hampshire Trust Company; Chairman and Trustee (since 2005), John Hancock Fund Complex (228 portfolios); Non-Executive Chairman (since 2007), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Trustee/Director (since 2013), Virtus Closed-End Funds (3 portfolios); and Trustee (since 2013), Virtus Alternative Solutions Trust (4 portfolios).
Segerson, Richard E. YOB: 1946	Served since 2016.	61	Retired.	Trustee (since 1983), Virtus Mutual Fund Complex (52); and Managing Director (1998 - 2013), Northway Management Company.
Verdonck, Ferdinand L.J. YOB: 1942	Served since 2016.	61	Director (1998 to July 2015), The J.P. Morgan Continental European Investment Trust; Director (since 2005 to 2013), Galapagos N.V. (biotechnology); Director (1998 to 2015) Groupe SNEF; Vice Chairman (2014 to present), Affirmed Therapeutics (biotechnology); and Mr. Verdonck is also a director of several non-U.S. companies.	Trustee (since 2002), Virtus Mutual Fund Complex (52).

Investors should retain this supplement with the

Statement of Additional Information for future reference.

VVIT SAI/Trustees (5/2016)

VIRTUS VARIABLE INSURANCE TRUST

100 Pearl Street

Hartford, CT 06103-4506

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

John R. Mallin

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L. J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Nancy J. Engberg, Vice President and Chief Compliance Officer

Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Transfer Agent

Bank of New York Mellon

4400 Computer Drive

Westborough, MA 01581-1722

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services1-800-367-5877

WebsiteVirtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-367-5877.

For more information about the Virtus Variable Insurance Trust, please contact us at 1-800-367-5877 or Virtus.com.

8508	08-16

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 9/8/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 9/8/2016

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date 9/8/2016

* Print the name and title of each signing officer under his or her signature.